UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-08979

Victory Variable Insurance Funds

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Investment Quality Bond VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information
Proxy Voting and Portfolio Holdings Information	29
Expense Examples	29
Liquidity Risk Management Program	30
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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2

Victory Variable Insurance Funds	June 30, 2020

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Investment Objective & Portfolio Holdings:

Investment Objective: Victory INCORE Investment Quality Bond VIP Series seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments June 30, 2020

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Security Description	Principal Amount	Value
Asset-Backed Securities (1.6%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/22 @ 100 (a)	$1,000,000	$1,025,512
Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.03%, 9/15/22, Callable 5/15/22 @ 100 (a)	333,620	333,904
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 2/15/25 @ 100 (a)	1,355,000	1,366,183
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (a) (b)	3,825,000	3,837,550
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A, 2.97%, 3/15/24	2,585,000	2,620,929
Total Asset-Backed Securities (Cost $9,106,601)		9,184,078
Collateralized Mortgage Obligations (2.6%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63	2,590,000	2,650,720
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53	2,241,000	2,326,371
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a) (b)	2,887,344	2,911,984
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (c)	3,250,000	3,255,091
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,358,102
Total Collateralized Mortgage Obligations (Cost $15,619,320)		14,502,268
Corporate Bonds (54.5%)
Communication Services (2.8%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100 (a)	1,000,000	1,037,580
AT&T, Inc. 3.20%, 3/1/22 (a) (d)	1,429,000	1,490,819
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	1,140,000	1,303,693
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	1,933,000	2,377,338
Comcast Corp. 3.45%, 2/1/50, Callable 8/1/49 @ 100	746,000	845,487
2.80%, 1/15/51, Callable 7/15/50 @ 100	1,016,000	1,039,073
Verizon Communications, Inc. 5.15%, 9/15/23 (a)	1,262,000	1,439,500
3.38%, 2/15/25 (a)	1,017,000	1,131,809
Vodafone Group PLC 3.75%, 1/16/24	2,537,000	2,777,558
5.25%, 5/30/48	1,718,000	2,228,298
		15,671,155
Consumer Discretionary (5.5%):
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	5,960,000	6,209,903
General Motors Co., 4.88%, 10/2/23 (a)	1,976,000	2,098,314

See notes to financial statements.

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Security Description	Principal Amount	Value
Hasbro, Inc. 2.60%, 11/19/22	$2,412,000	$2,482,141
6.35%, 3/15/40	1,596,000	1,825,122
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100 (d)	994,000	980,144
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,730,591
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	1,566,000	1,922,641
NVR, Inc. 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,375,000	2,520,041
3.00%, 5/15/30, Callable 11/15/29 @ 100	2,303,000	2,402,098
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,305,534
Starbucks Corp. 3.80%, 8/15/25, Callable 6/15/25 @ 100	1,635,000	1,845,931
2.25%, 3/12/30, Callable 12/12/29 @ 100 (d)	1,771,000	1,841,043
4.50%, 11/15/48, Callable 5/15/48 @ 100	897,000	1,066,336
		31,229,839
Consumer Staples (5.9%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	1,731,000	1,990,356
BAT Capital Corp., 5.28%, 4/2/50	1,436,000	1,738,809
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	620,000	639,933
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	827,000	976,621
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	1,000,000	1,249,810
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	2,863,000	2,913,790
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	5,337,000	5,577,112
Keurig Dr Pepper, Inc. 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	3,070,000	3,343,905
5.09%, 5/25/48, Callable 11/25/47 @ 100	559,000	741,346
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	1,613,000	2,046,187
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,245,618
Suntory Holdings Ltd. 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	4,966,000	5,111,504
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	1,600,000	1,664,208
The Coca-Cola Co., 2.95%, 3/25/25	2,270,000	2,498,839
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	691,000	891,114
		33,629,152
Energy (4.3%):
Canadian Natural Resources Ltd. 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,255,000	1,296,214
2.05%, 7/15/25, Callable 6/15/25 @ 100 (d)	2,929,000	2,931,197
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,084,000	1,994,742
Ecopetrol SA, 5.88%, 9/18/23 (a)	2,780,000	2,985,442
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	2,186,000	2,202,657
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	657,000	789,878
Marathon Petroleum Corp. 6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,591,755
5.85%, 12/15/45, Callable 6/15/45 @ 100 (d)	850,000	919,420
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	2,215,000	2,239,276
3.80%, 9/15/30, Callable 6/15/30 @ 100	1,580,000	1,549,632

See notes to financial statements.

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  (Unaudited)

Security Description	Principal Amount	Value
Statoil ASA, 3.95%, 5/15/43	$930,000	$1,067,370
Valero Energy Corp. 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a) (d)	910,000	1,014,814
6.63%, 6/15/37 (d)	2,520,000	3,296,892
		23,879,289
Financials (16.4%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,697,843
4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	437,438
Alleghany Corp. 3.63%, 5/15/30, Callable 2/15/30 @ 100	965,000	1,029,259
4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,935,955
Bank of America Corp. 2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (e)	1,875,000	1,882,519
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,582,775
4.20%, 8/26/24, MTN (a)	1,400,000	1,553,188
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,961,641
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a) (d)	1,935,000	2,081,518
Cincinnati Financial Corp., 6.13%, 11/1/34	1,795,000	2,513,233
Citigroup, Inc. 2.75%, 4/25/22, Callable 3/25/22 @ 100	3,443,000	3,566,741
3.88%, 3/26/25	929,000	1,016,354
4.60%, 3/9/26 (a)	873,000	995,447
4.45%, 9/29/27 (a)	1,000,000	1,137,460
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (e)	813,000	941,267
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	3,685,000	3,809,406
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100 (d)	1,165,000	1,193,018
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	5,053,000	5,507,669
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,510,000	2,391,905
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	966,000	1,008,185
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100	3,400,000	3,726,570
5.60%, 7/15/41	980,000	1,421,020
KeyCorp, 2.25%, 4/6/27, MTN	2,102,000	2,200,184
Morgan Stanley 4.88%, 11/1/22 (a)	2,718,000	2,955,472
3.75%, 2/25/23 (a)	3,000,000	3,234,300
3.13%, 7/27/26, MTN	5,500,000	6,065,784
Newcrest Finance Pty Ltd. 5.75%, 11/15/41 (b)	1,720,000	2,240,850
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b) (d)	365,000	405,639
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	2,500,000	2,733,900
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 5/1/25, Callable 4/1/25 @ 100 (b)	1,503,000	1,573,851
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100 (d)	1,958,000	2,049,380
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	1,128,000	1,209,385
The Goldman Sachs Group, Inc. 2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,567,876
5.75%, 1/24/22 (a)	2,750,000	2,966,453

See notes to financial statements.

6

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100 (d)	$1,431,000	$1,462,310
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,678,794
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100 (d)	1,713,000	1,769,118
Wells Fargo & Co. 4.30%, 7/22/27, MTN	3,553,000	4,064,312
4.90%, 11/17/45 (a)	890,000	1,140,232
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,000,000	1,956,400
		92,664,651
Health Care (3.7%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a) (b)	2,580,000	2,832,040
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	2,262,215
Anthem, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100	1,278,000	1,354,565
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (b)	2,880,000	3,325,393
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	6,150,000	6,437,636
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	1,716,000	1,893,366
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	1,234,000	1,290,011
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100 (d)	1,063,000	1,067,964
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (b)	730,000	753,018
		21,216,208
Industrials (4.5%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	913,102
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,356,000	1,395,310
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	2,465,000	2,192,174
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	3,720,000	3,828,029
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	2,068,000	2,160,915
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,861,056
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	1,190,000	1,195,188
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	1,785,000	1,791,426
Rockwell Automation, Inc. 3.50%, 3/1/29, Callable 12/1/28 @ 100 (d)	1,270,000	1,432,268
6.25%, 12/1/37	1,151,000	1,600,972
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	2,989,000	3,256,277
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,303,951
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,668,570
		25,599,238
Information Technology (4.9%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	974,000	1,339,133
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a) (d)	1,448,000	1,485,981
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	2,969,000	3,304,675
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100 (d)	1,991,000	2,233,862
Micron Technology, Inc. 4.19%, 2/15/27, Callable 12/15/26 @ 100	1,116,000	1,250,266
5.33%, 2/6/29, Callable 11/6/28 @ 100	3,400,000	4,064,191
NetApp, Inc. 3.25%, 12/15/22, Callable 9/15/22 @ 100	1,345,000	1,398,128
1.88%, 6/22/25, Callable 5/22/25 @ 100	2,272,000	2,304,126

See notes to financial statements.

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Security Description	Principal Amount	Value
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	$1,230,000	$1,254,083
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	3,282,000	3,395,492
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	949,000	1,231,223
Tyco Electronics Group SA, 7.13%, 10/1/37	650,000	992,921
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	3,174,000	3,284,074
		27,538,155
Materials (1.7%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	1,870,000	1,986,632
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)	1,580,000	1,722,311
Nucor Corp. 2.00%, 6/1/25, Callable 5/1/25 @ 100	1,265,000	1,310,097
4.40%, 5/1/48, Callable 11/1/47 @ 100	882,000	1,063,392
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25, Callable 3/15/25 @ 100	1,415,000	1,602,474
5.20%, 11/2/40	723,000	1,011,925
Steel Dynamics, Inc., 2.40%, 6/15/25, Callable 5/15/25 @ 100 (d)	392,000	402,921
		9,099,752
Real Estate (1.8%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	1,407,000	1,471,539
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	5,523,000	5,719,122
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	3,006,000	2,926,341
		10,117,002
Utilities (3.0%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100 (d)	1,800,000	1,943,154
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,679,299
Iberdrola International BV 6.75%, 9/15/33	373,000	512,730
6.75%, 7/15/36	1,151,000	1,603,216
Nevada Power Co., 6.65%, 4/1/36 (a) (d)	600,000	851,952
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	2,765,000	2,904,383
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,910,315
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,514,356
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	2,579,000	2,646,905
		16,566,310
Total Corporate Bonds (Cost $290,255,759)		307,210,751
Residential Mortgage-Backed Securities (0.5%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.09%, 10/25/33, Callable 7/25/20 @ 100 (a) (c)	916,666	901,868
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.50% (LIBOR01M+132bps), 10/25/32, Callable 7/25/20 @ 100 (e)	763,156	745,515
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 7/25/20 @ 100 (a)	29,030	21,936

See notes to financial statements.

8

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/23 @ 100 (a) (b) (c)	$974,547	$989,996
Total Residential Mortgage-Backed Securities (Cost $2,693,467)		2,659,315
U.S. Government Mortgage-Backed Agencies (31.0%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 7/1/39 (a)	1,726,277	1,966,404
Series 4763, Class VC, 4.00%, 4/15/29	536,890	567,517
Series 4395, Class PA, 2.50%, 4/15/37 – 7/1/50 (a)	4,994,094	5,234,334
7.00%, 9/1/38 (a)	42,810	54,277
Series 4290, Class CA, 3.50%, 12/15/38 – 12/15/48 (a)	26,317,912	28,235,733
4.50%, 1/1/41 – 12/1/45 (a)	6,735,761	7,520,362
Series 4444, Class CH, 3.00%, 1/15/41 (a)	193,339	198,282
Series 4049, Class AB, 2.75%, 12/15/41 (a)	990,649	1,017,900
Series 4494, Class JA, 3.75%, 5/15/42 (a)	4,222,111	4,407,542
		49,202,351
Federal National Mortgage Association 6.00%, 8/1/21 – 2/1/37 (a)	2,316,136	2,757,730
5.00%, 4/1/23 – 12/1/39 (a)	1,035,974	1,185,713
7.50%, 12/1/29 (a)	37,029	43,964
8.00%, 1/1/30 – 9/1/30 (a)	16,815	20,160
7.00%, 2/1/32 – 6/1/32 (a)	32,215	39,679
3.79% (LIBOR12M+166bps), 12/1/36 (a) (e)	95,882	98,436
5.50%, 1/1/38 – 2/1/39 (a)	649,314	752,622
4.50%, 12/1/38 – 6/1/40 (a)	6,380,758	6,865,267
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47 (a)	14,450,604	15,051,644
3.50%, 8/1/39 – 12/25/50	22,161,134	23,223,274
3.00%, 7/1/40 – 2/25/49	41,182,623	43,619,128
4.00%, 11/1/43 – 6/1/49 (a)	23,881,869	26,068,647
		119,726,264
Government National Mortgage Association 6.00%, 10/15/32 (a)	69,179	80,928
Series 2014-42, Class AD, 2.50%, 7/16/41	367,918	381,309
4.50%, 10/20/49	986,128	1,053,273
3.00%, 2/20/50	3,631,379	3,852,080
		5,367,590
Multi-family (0.0%): (f)
Collateralized Mortgage Obligations (0.0%): (f)
Government National Mortgage Association 6.00%, 12/15/33 (a)	30,378	35,995
Total U.S. Government Mortgage-Backed Agencies (Cost $168,066,237)		174,332,200
Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (g)	121,906	121,906
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (g)	3,689,579	3,689,579

See notes to financial statements.

9

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (g)	847,734	$847,734
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (g)	485,098	485,098
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (g)	2,181,094	2,181,094
Total Collateral for Securities Loaned (Cost $7,325,411)		7,325,411
Total Investments (Cost $493,066,795) — 91.5%		515,214,023
Other assets in excess of liabilities — 8.5%		47,776,324
NET ASSETS — 100.00%		$562,990,347

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $43,668,447 and amounted to 7.8% of net assets.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2020.

(d)  All or a portion of this security is on loan.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

(f)  Amount represents less than 0.05% of net assets.

(g)  Rate disclosed is the daily yield on June 30, 2020.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	252	9/30/20	$31,571,744	$31,687,031	$115,287
Ultra Long Term U.S. Treasury Bond Futures	237	9/21/20	51,600,119	51,703,032	102,912
					$218,199

See notes to financial statements.

10

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	114	9/21/20	$15,752,887	$15,865,594	$(112,707)
2-Year U.S. Treasury Note Futures	25	9/30/20	5,520,653	5,520,703	(50)
					$(112,757)
Total unrealized appreciation					$218,199
Total unrealized depreciation					(112,757)
Total net unrealized appreciation (depreciation)					$105,442

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory INCORE Investment Quality Bond VIP Series
ASSETS:
Investments, at value (Cost $493,066,795)	$515,214,023	(a)
Cash and cash equivalents	13,827,510
Deposits with brokers for swap agreements	2,789,978
Deposits with brokers for futures contracts	5,907,075
Receivables:
Interest and dividends	3,246,984
Capital shares issued	142,004
Investments sold	29,504,233
From Adviser	183,040
Prepaid expenses	19,756
Total Assets	570,834,603
LIABILITIES:
Payables:
Collateral received on loaned securities	7,325,411
Capital shares redeemed	115,462
Variation margin on open futures contracts	20,939
Accrued expenses and other payables:
Investment advisory fees	230,105
Administration fees	27,392
Custodian fees	4,498
Transfer agent fees	69,514
Compliance fees	491
Trustees' fees	2,141
Other accrued expenses	48,303
Total Liabilities	7,844,256
NET ASSETS:
Capital	505,680,707
Total distributable earnings/(loss)	57,309,640
Net Assets	$562,990,347
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	42,698,167
Net asset value:	$13.19

(a)  Includes $7,118,763 of securities on loan.

See notes to financial statements.

12

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory INCORE Investment Quality Bond VIP Series
Investment Income:
Interest	$8,182,945
Securities lending (net of fees)	13,083
Total Income	8,196,028
Expenses:
Investment advisory fees	1,477,742
Administration fees	181,190
Sub-Administration fees	7,462
Custodian fees	15,282
Transfer agent fees	407,264
Trustees' fees	26,155
Compliance fees	2,559
Legal and audit fees	35,559
Other expenses	51,327
Total Expenses	2,204,540
Expenses waived/reimbursed by Adviser	(550,201)
Net Expenses	1,654,339
Net Investment Income (Loss)	6,541,689
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	15,504,233
Net realized gains (losses) from futures contracts	3,527,683
Net realized gains (losses) from swap agreements	(2,088,352)
Net change in unrealized appreciation/depreciation on investment securities	7,980,227
Net change in unrealized appreciation/depreciation on futures contracts	269,034
Net change in unrealized appreciation/depreciation on swap agreements	(281,897)
Net realized/unrealized gains on investments	24,910,928
Change in net assets resulting from operations	$31,452,617

See notes to financial statements.

13

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond VIP Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$6,541,689	$15,495,740
Net realized gains (losses) from investments	16,943,564	8,472,865
Net change in unrealized appreciation/depreciation on investments	7,967,364	23,179,343
Change in net assets resulting from operations	31,452,617	47,147,948
Change in net assets resulting from distributions to shareholders	—	(17,229,625)
Change in net assets resulting from capital transactions	(78,901,414)	(64,480,616)
Change in net assets	(47,448,797)	(34,562,293)
Net Assets:
Beginning of period	610,439,144	645,001,437
End of period	$562,990,347	$610,439,144
Capital Transactions:
Proceeds from shares issued	$19,926,442	$37,119,834
Distributions reinvested	—	17,229,625
Cost of shares redeemed	(98,827,856)	(118,830,075)
Change in net assets resulting from capital transactions	$(78,901,414)	$(64,480,616)
Share Transactions:
Issued	1,552,051	2,998,867
Reinvested	—	1,380,579
Redeemed	(7,664,714)	(9,535,445)
Change in Shares	(6,112,663)	(5,155,999)

See notes to financial statements.

14

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15

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Capital Contribution from Prior Custodian, Net (See Note 8)
Victory INCORE Investment Quality Bond VIP Series
Six Months Ended 6/30/20 (unaudited)	$12.51	0.14	0.54	0.68	—	—	—	—
Year Ended 12/31/19	$11.95	0.31	0.61	0.92	(0.36)	—	(0.36)	—
Year Ended 12/31/18	$12.08	0.30	(0.35)	(0.05)	(0.08)	— (e)	(0.08)	—
Year Ended 12/31/17	$11.88	0.28	0.21	0.49	(0.29)	—	(0.29)	—
Year Ended 12/31/16	$11.98	0.27	0.15	0.42	(0.30)	(0.22)	(0.52)	—	(e)
Year Ended 12/31/15	$12.38	0.31	(0.27)	0.04	(0.32)	(0.12)	(0.44)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

16

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory INCORE Investment Quality Bond VIP Series
Six Months Ended 6/30/20 (unaudited)	$13.19	5.36%		0.56%	2.21%	0.75%	$562,990	35%
Year Ended 12/31/19	$12.51	7.72%		0.56%	2.46%	0.74%	$610,439	96%
Year Ended 12/31/18	$11.95	(0.41)%		0.56%	2.52%	0.62%	$645,001	109%
Year Ended 12/31/17	$12.08	4.15%		0.56%	2.28%	0.61%	$726,721	83%
Year Ended 12/31/16	$11.88	3.53	%(f)	0.55%	2.17%	0.55%	$716,292	142%
Year Ended 12/31/15	$11.98	0.33%		0.56%	2.47%	0.56%	$755,696	41%

See notes to financial statements.

17

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory INCORE Investment Quality Bond VIP Series (the "Fund"), a series of the Trust, offers a single class of shares: Class I Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments.

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,184,078	$—	$9,184,078
Collateralized Mortgage Obligations	—	14,502,268	—	14,502,268
Corporate Bonds	—	307,210,751	—	307,210,751
Residential Mortgage-Backed Securities	—	2,659,315	—	2,659,315
U.S. Government Mortgage-Backed Agencies	—	174,332,200	—	174,332,200
Collateral for Securities Loaned	7,325,411	—	—	7,325,411
Total	$7,325,411	$507,888,612	$—	$515,214,023
Other Financial Investments^:
Assets:
Futures Contracts	$218,199	$—	$—	$218,199
Liabilities:
Futures Contracts	(112,757)	—	—	(112,757)
Total	$105,442	$—	$—	$105,442

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below-investment-grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivatives Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as "initial margin," of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as "variation margin," are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposits with broker for futures contracts. As of June 30, 2020, the Fund entered into Futures Contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of June 30, 2020, the Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management. For the six months ended June 30, 2020, the Fund had no open centrally cleared CDS agreements.

Offsetting of Financial Assets and Derivatives Assets:

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts for Available Offset	Net Amounts Presented in the Statement of Assets and Liabilities	Cash Collateral Received	Net Amount
Futures Contracts - Goldman Sachs & Co.	$17,813	$(17,813)	$—	$—	$—
	Gross Amounts of Recognized Liabilities	Gross Amounts for Available Offset	Net Amounts Presented in the Statement of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
Futures Contracts - Goldman Sachs & Co.	$38,752	$(17,813)	$20,939	$20,939	$—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by the Fund is disclosed on the Statement of Assets and Liabilities.

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020.

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Interest Rate Risk Exposure	$218,199	$112,757

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2020.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Credit Risk Exposure:	$—	$(2,088,352)	$—	$(281,897)
Interest Rate Risk Exposure:	3,527,683	—	269,034	—

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The volume associated with derivative positions in the Fund was 13% and 4% for futures contracts and swap agreements, respectively, based on average monthly notional amounts in comparison to net assets during the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of interest income on the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
$7,118,763	$7,118,763	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are (collectively, distributions to shareholders) determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows for the Fund:

Purchases (excluding US Government Securities)	Sales (excluding US Government Securities)	Purchases of US Government Securities	Sales of US Government Securities
$194,588,409	$266,972,876	$89,499,727	$202,305,882

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the

25

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 0.56%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended June 30, 2020, if any, are reflected on the Statement of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Total
$362,552	$441,458	$1,148,942	$550,201	$2,503,153

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other

26

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund

27

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the Fund had long-term capital loss carryforwards of $5,435,442 that are not subject to expiration.

During the year ended December 31, 2019, the Fund utilized $7,852,573 of capital loss carryforwards.

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
GIAC*	99.9	%*

*  The Guardian Insurance & Annuity Company, Inc. ("GIAC") is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The amount represents indirect interests of variable annuity contract holders or variable life policyholders.

28

Victory Variable Insurance Funds	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20-6/30/20*	Hypothetical Expenses Paid During Period 1/1/20-6/30/20*	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$1,053.60	$1,022.08	$2.86	$2.82	0.56%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

29

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

30

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IIQBVIP-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Victory High Yield VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information
Proxy Voting and Portfolio Holdings Information	22
Expense Examples	22
Liquidity Risk Management Program	23
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Victory High Yield VIP Series seeks to provide current income.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.0%)
Communication Services (0.8%):
AMC Networks, Inc., Class A (a) (b)	3,000	$70,170
Cinemark Holdings, Inc.	2,500	28,875
Nexstar Media Group, Inc., Class A	1,250	104,613
		203,658
Health Care (0.2%):
Surgery Partners, Inc. (a)	5,000	57,850
Total Common Stocks (Cost $457,021)		261,508
Senior Secured Loans (22.0%)
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 7.92% (LIBOR01M+775bps), 8/15/25, Callable 8/5/20 @ 100 (c)	$500,000	446,665
Avaya, Inc., 1st Lien Term Loan B, 4.43% (LIBOR01M+425bps), 12/15/24, Callable 8/5/20 @ 100 (c)	313,960	289,001
Bass Pro Group LLC, Term Loan B, 6.07% (LIBOR06M+500bps), 12/16/23, Callable 8/5/20 @ 100 (c)	483,794	464,268
CenturyLink, Inc., 2.42% (LIBOR01M+225bps), 3/15/27, Callable 7/31/20 @ 100 (c)	249,373	234,551
Clear Channel Outdoor Holdings, Inc., 4.26% (LIBOR03M+350bps), 11/25/26, Callable 8/5/20 @ 100 (c)	248,125	224,305
CPM Holdings, Inc., 1st Lien Term Loan, 3.92%-3.96% (LIBOR01M+375bps), 11/17/25, Callable 8/5/20 @ 100 (c)	197,000	178,531
Dayco Products LLC, 4.61% (LIBOR03M+425bps), 5/19/24, Callable 8/5/20 @ 100 (c)	485,000	300,700
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 4.95% (LIBOR03M+350bps), 4/6/26, Callable 8/5/20 @ 101 (c)	121,547	103,467
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 4.95% (LIBOR03M+350bps), 4/6/26, Callable 8/5/20 @ 101 (c)	226,077	192,448
GTT Communications, Inc., 1st Lien Term Loan B, 2.92% (LIBOR01M+275bps), 5/31/25, Callable 8/5/20 @ 100 (c)	123,737	90,690
Holley Purchaser, Inc., 1st Lien Term Loan, 5.76% (LIBOR03M+500bps), 10/24/25, Callable 8/5/20 @ 100 (c)	197,000	160,555
II-VI, Inc., 3.67% (LIBOR01M+350bps), 9/24/26 (c)	248,125	240,681
LifeScan Global Corp., 1st Lien Term Loan, 7.18% (LIBOR06M+600bps), 6/19/24, Callable 8/5/20 @ 100 (c)	447,500	403,198
Navistar, Inc., 1st Lien Term Loan B, 3.70% (LIBOR01M+350bps), 11/2/24, Callable 8/5/20 @ 100 (c)	242,528	229,088
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 2.92% (LIBOR01M+275bps), 6/20/26 (c)	240,156	227,935
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 9.83% (LIBOR06M+875bps), 7/1/24, Callable 8/5/20 @ 100 (c)	250,000	242,500
Radiate Holdco LLC, 3.75% (LIBOR01M+300bps), 2/1/24, Callable 8/5/20 @ 100 (c)	239,966	228,567
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 2.92% (LIBOR01M+275bps), 2/5/23, Callable 8/5/20 @ 100 (c)	251,051	239,227
SIWF Holdings, Inc., 9.57% (LIBOR06M+850bps), 5/26/26, Callable 8/5/20 @ 101 (c)	500,000	417,499

See notes to financial statements.

4

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 5.92% (LIBOR01M+575bps), 10/1/25, Callable 8/5/20 @ 100 (c)	$493,750	$469,062
Spectacle Gary Holdings LLC, 11.00% (LIBOR+900bps), 10/17/25 (c) (d) (e)	16,892	15,541
Spectacle Gary Holdings LLC, 11.00% (LIBOR03M+900bps), 12/23/25, Callable 6/23/21 @ 109 (c)	233,108	214,459
Stars Group Holdings BV, 4.95% (LIBOR03M+350bps), 6/27/25, Callable 8/5/20 @ 100 (c)	246,402	244,667
Tenneco, Inc., 1st Lien Term Loan B, 3.17% (LIBOR01M+300bps), 6/18/25, Callable 8/5/20 @ 100 (c)	197,000	169,749
Total Senior Secured Loans (Cost $6,636,546)		6,027,354
Corporate Bonds (72.8%)
Communication Services (6.0%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	400,000	393,983
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 8/6/20 @ 101.63 (b) (f)	250,000	230,260
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (g)	500,000	461,464
Lamar Media Corp. 3.75%, 2/15/28, Callable 2/15/23 @ 101.88 (g)	150,000	142,127
4.00%, 2/15/30, Callable 2/15/25 @ 102 (g)	150,000	143,999
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (b) (g)	250,000	230,833
TEGNA, Inc., 4.63%, 3/15/28, Callable 3/15/23 @ 102.31 (g)	50,000	45,914
		1,648,580
Consumer Discretionary (18.9%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (g)	220,000	215,622
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	400,000	382,064
Boyd Gaming Corp. 8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (g)	300,000	313,635
6.38%, 4/1/26, Callable 4/1/21 @ 103.19	392,000	372,537
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/15/20 @ 102.63 (g)	250,000	217,553
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (f) (g)	200,000	107,046
Eldorado Resorts, Inc., 6.00%, 9/15/26	400,000	442,112
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (f)	250,000	270,265
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (f) (g)	500,000	294,090
Hanesbrands, Inc., 5.38%, 5/15/25, Callable 5/15/22 @ 102.69 (g)	250,000	252,985
Installed Building Products, Inc., 5.75%, 2/1/28, Callable 2/1/23 @ 102.88 (g)	200,000	201,812
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	250,000	207,168
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100 (b)	250,000	241,625
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (g)	250,000	251,580
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (g)	300,000	268,983
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (f) (g)	500,000	503,425

See notes to financial statements.

5

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
The William Carter Co., 5.50%, 5/15/25, Callable 5/15/22 @ 102.75 (g)	$100,000	$103,028
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	546,501
		5,192,031
Consumer Staples (6.1%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (g)	125,000	128,945
B&G Foods, Inc., 5.25%, 4/1/25, Callable 8/6/20 @ 103.94	200,000	201,164
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 7/17/20 @ 104.13 (f) (g)	250,000	251,738
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 8/6/20 @ 103.63 (g)	500,000	480,855
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (g)	250,000	251,185
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (g)	330,000	344,018
		1,657,905
Energy (0.5%):
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	130,000	133,848
Financials (10.0%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (g)	225,000	233,856
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (g)	300,000	308,949
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (g)	250,000	249,450
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (f) (g)	500,000	510,010
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 8/6/20 @ 107.25 (g)	500,000	419,285
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (g)	120,000	123,797
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (g) (h)	250,000	150,473
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (f) (g)	250,000	265,988
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (g)	300,000	293,025
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (b) (g)	250,000	164,603
		2,719,436
Health Care (8.4%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 8/6/20 @ 100 (g)	500,000	471,934
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5 (g)	190,000	122,550
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (g)	250,000	253,845
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f) (g)	300,000	282,645
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (g)	300,000	309,462
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (b) (g)	250,000	252,700
Tenet Healthcare Corp., 6.75%, 6/15/23	200,000	198,458
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (g)	400,000	430,960
		2,322,554
Industrials (14.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/6/20 @ 101.84 (g)	500,000	226,590
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 7/17/20 @ 105 (b) (f) (g)	300,000	251,712

See notes to financial statements.

6

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/6/20 @ 101 (b) (g)	$250,000	$174,945
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (g)	250,000	258,135
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (b) (g)	470,000	420,386
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (g)	400,000	260,727
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (g)	200,000	198,618
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	100,000	103,495
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (f)	250,000	271,265
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (d) (g)	250,000	249,455
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b) (g)	250,000	252,395
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b) (f) (g)	250,000	252,393
TransDigm, Inc., 6.50%, 7/15/24, Callable 8/6/20 @ 101.63	400,000	382,300
Triumph Group, Inc., 6.25%, 9/15/24, Callable 9/15/20 @ 103.13 (g)	150,000	127,500
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (g)	250,000	264,968
XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (g)	250,000	261,790
		3,956,674
Information Technology (0.9%):
Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (d) (g)	250,000	241,648
Materials (7.0%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (g)	250,000	245,320
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (g)	400,000	407,944
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (g)	670,000	688,471
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (g)	330,000	320,559
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (f) (g)	250,000	236,738
		1,899,032
Real Estate (0.7%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (g)	200,000	196,152
Total Corporate Bonds (Cost $20,968,252)		19,967,860
Collateral for Securities Loaned^ (8.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (i)	37,800	37,800
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (i)	1,144,034	1,144,034
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (i)	262,858	262,858
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (i)	150,415	150,415
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (i)	676,295	676,295
Total Collateral for Securities Loaned (Cost $2,271,402)		2,271,402
Total Investments (Cost $30,333,221) — 104.1%		28,528,124
Liabilities in excess of other assets — (4.1)%		(1,115,116)
NET ASSETS — 100.00%		$27,413,008

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

See notes to financial statements.

7

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

(d)  Security purchased on a when-issued basis.

(e)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(f)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(g)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $15,590,815 and amounted to 56.9% of net assets.

(h)  Defaulted security.

(i)  Rate disclosed is the daily yield on June 30, 2020.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

ULC — Unlimited Liability Company

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory High Yield VIP Series
ASSETS:
Investments, at value (Cost $30,333,221)	$28,528,124	(a)
Cash and cash equivalents	573,881
Receivables:
Interest and dividends	420,752
Capital shares issued	68,174
Investments sold	634,118
From Adviser	7,472
Prepaid expenses	1,000
Total Assets	30,233,521
LIABILITIES:
Payables:
Collateral received on loaned securities	2,271,402
Investments purchased	513,767
Capital shares redeemed	745
Accrued expenses and other payables:
Investment advisory fees	13,670
Administration fees	1,360
Custodian fees	2,454
Transfer agent fees	3,444
Compliance fees	25
Other accrued expenses	13,646
Total Liabilities	2,820,513
NET ASSETS:
Capital	30,035,592
Total distributable earnings/(loss)	(2,622,584)
Net Assets	$27,413,008
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	3,940,645
Net asset value:	$6.96

(a)  Includes $2,157,070 of securities on loan.

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory High Yield VIP Series
Investment Income:
Dividends	$2,300
Interest	1,001,090
Securities lending (net of fees)	8,473
Total Income	1,011,863
Expenses:
Investment advisory fees	83,657
Administration fees	8,534
Sub-Administration fees	7,462
Custodian fees	6,083
Transfer agent fees	19,207
Trustees' fees	1,440
Compliance fees	122
Legal and audit fees	7,156
Printing fees	7,735
Other expenses	4,859
Total Expenses	146,255
Expenses waived/reimbursed by Adviser	(22,246)
Net Expenses	124,009
Net Investment Income (Loss)	887,854
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(34,095)
Net change in unrealized appreciation/depreciation on investment securities	(2,511,523)
Net realized/unrealized losses on investments	(2,545,618)
Change in net assets resulting from operations	$(1,657,764)

See notes to financial statements.

10

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory High Yield VIP Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$887,854	$1,971,424
Net realized gains (losses) from investments	(34,095)	11,875
Net change in unrealized appreciation/depreciation on investments	(2,511,523)	2,697,750
Change in net assets resulting from operations	(1,657,764)	4,681,049
Change in net assets resulting from distributions to shareholders	—	(2,209,102)
Change in net assets resulting from capital transactions	(1,668,766)	(2,650,644)
Change in net assets	(3,326,530)	(178,697)
Net Assets:
Beginning of period	30,739,538	30,918,235
End of period	$27,413,008	$30,739,538
Capital Transactions:
Proceeds from shares issued	$783,362	$1,334,140
Distributions reinvested	—	2,209,102
Cost of shares redeemed	(2,452,128)	(6,193,886)
Change in net assets resulting from capital transactions	$(1,668,766)	$(2,650,644)
Share Transactions:
Issued	114,750	176,852
Reinvested	—	300,558
Redeemed	(351,626)	(822,666)
Change in Shares	(236,876)	(345,256)

See notes to financial statements.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions
Victory High Yield VIP Series
Six Months Ended 6/30/2020 (unaudited)	$7.36	0.22	(0.62)	(0.40)	—	—	—
Year Ended 12/31/19	$6.84	0.47	0.62	1.09	(0.57)	—	(0.57)
Year Ended 12/31/18	$6.86	0.45	(0.43)	0.02	(0.04)	—	(0.04)
Year Ended 12/31/17	$6.63	0.42	0.24	0.66	(0.43)	—	(0.43)
Year Ended 12/31/16	$6.13	0.41	0.53	0.94	(0.45)	—	(0.45)
Year Ended 12/31/15	$6.90	0.43	(0.75)	(0.32)	(0.44)	(0.01)	(0.45)
*  Includes adjustment in accordance with U.S. generally accepted accounting principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.15% for the period shown. (See Note 8)

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (see Note 8)	Net Asset Value, End of Period	Total Return(b)(c)*		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory High Yield VIP Series
Six Months Ended 6/30/2020 (unaudited)	—	$6.96	(5.43)%		0.89%	6.37%	1.05%	$27,413	42%
Year Ended 12/31/19	—	$7.36	15.89%		0.89%	6.22%	0.99%	$30,739	60%
Year Ended 12/31/18	—	$6.84	0.29%		0.83%	6.38%	0.83%	$30,918	94%
Year Ended 12/31/17	—	$6.86	9.94%		0.79%	6.02%	0.79%	$37,411	173%
Year Ended 12/31/16	0.01	$6.63	15.44	%(e)	0.87%	6.31%	0.87%	$38,842	159%
Year Ended 12/31/15	—	$6.13	(4.58)%		0.89%	6.15%	0.89%	$38,503	148%

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory High Yield VIP Series (the "Fund"), a series of the Trust, offers a single class of shares: Class I Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$261,508	$—	$—	$261,508
Senior Secured Loans	—	6,027,354	—	6,027,354
Corporate Bonds	—	19,967,860	—	19,967,860
Collateral for Securities Loaned	2,271,402	—	—	2,271,402
Total	$2,532,910	$25,995,214	$—	$28,528,124

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below-investment-grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of interest income on the Statement of Operations.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	> 90 Days	Net Amount
$2,157,070	$2,157,070	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statement of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows for the Fund:

Purchases	Sales
$11,516,848	$12,413,839

For the six months ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue") with respect to the Fund. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board. Sub-investment advisory fees, which are paid by VCM to Park Avenue, do not represent a separate or additional expense to the Fund.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.60% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 0.89%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended June 30, 2020, if any, are reflected on the Statement of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

Expires December 31, 2022	Expires December 31, 2023	Total
$32,348	$22,245	$54,593

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity,

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

At December 31, 2019, the Fund had short-term and long-term capital loss carryforwards of $949,620 and $2,690,456, respectively.

During the year ended December 31, 2019, the Fund utilized $11,713 of capital loss carryforwards.

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
GIAC*	100.0	%*

*  The Guardian Insurance & Annuity Company, Inc. ("GIAC") and Park Avenue are wholly owned subsidiaries of The Guardian Life Insurance Company of America. The amount represents indirect interests of variable annuity contract holders or variable life policyholders.

21

Victory Variable Insurance Funds	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20-6/30/20*	Hypothetical Expenses Paid During Period 1/1/20-6/30/20*	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$945.70	$1,020.44	$4.31	$4.47	0.89%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

23

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-HYVIP-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Low Duration Bond VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information
Proxy Voting and Portfolio Holdings Information	27
Expense Examples	27
Liquidity Risk Management Program	28
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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2

Victory Variable Insurance Funds	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Victory INCORE Low Duration Bond VIP Series seeks to provide a high level of current income consistent with preservation of capital.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.1%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 3/8/21 @ 100 (a)	$1,032,233	$1,035,567
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 1/18/22 @ 100 (a)	982,264	986,039
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/22 @ 100 (a)	2,800,000	2,871,433
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 7/15/21 @ 100 (a) (b)	1,700,000	1,707,375
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 2/15/21 @ 100 (a)	250,668	250,984
Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.03%, 9/15/22, Callable 5/15/22 @ 100 (a)	215,872	216,056
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 2/15/25 @ 100 (a)	570,000	574,704
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (a) (b)	1,585,000	1,590,200
Total Asset-Backed Securities (Cost $9,135,248)		9,232,358
Collateralized Mortgage Obligations (3.3%)
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class AIR, 2.39% (LIBOR03M+125bps), 7/20/29, Callable 7/20/20 @ 100 (a) (b) (c)	1,500,000	1,482,279
Galaxy CLO Ltd., Series 2017-24A, Class A, 2.34% (LIBOR03M+112bps), 1/15/31, Callable 7/15/20 @ 100 (a) (b) (c)	1,000,000	973,765
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (d)	2,000,000	2,003,133
Steele Creek CLO Ltd., Series 2017-1A, Class A, 2.47% (LIBOR03M+125bps), 1/15/30, Callable 7/15/20 @ 100 (a) (b) (c)	2,175,000	2,101,330
Voya CLO Ltd., Series 2017-4A, Class A1, 2.35% (LIBOR03M+113bps), 10/15/30, Callable 7/15/20 @ 100 (a) (b) (c)	1,000,000	980,965
Total Collateralized Mortgage Obligations (Cost $7,793,716)		7,541,472
Corporate Bonds (52.6%)
Communication Services (4.3%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100 (a)	420,000	435,784
AT&T, Inc. 3.20%, 3/1/22 (a)	468,000	488,246
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	471,000	538,631
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)	1,182,000	1,300,070
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	2,255,000	2,296,311
Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31 (a) (b)	879,000	900,878
Verizon Communications, Inc. 5.15%, 9/15/23 (a)	1,835,000	2,093,093
3.38%, 2/15/25 (a)	325,000	361,689
1.49% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a) (c)	719,000	727,628
Vodafone Group PLC, 2.95%, 2/19/23 (a) (e)	619,000	652,624
		9,794,954

See notes to financial statements.

4

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (6.2%):
Best Buy Co., Inc. 5.50%, 3/15/21, Callable 12/15/20 @ 100 (a) (e)	$2,115,000	$2,161,065
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	375,000	434,546
BorgWarner, Inc., 4.63%, 9/15/20 (a)	859,000	863,879
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,006,000	3,246,269
General Motors Co., 4.88%, 10/2/23 (a)	1,191,000	1,264,723
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	2,622,000	2,657,187
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a) (b) (e)	256,000	263,529
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,985,000	3,167,294
		14,058,492
Consumer Staples (7.3%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	568,000	653,103
BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100 (a)	1,450,000	1,662,918
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	795,000	820,559
Constellation Brands, Inc. 1.09% (LIBOR03M+70bps), 11/15/21, Callable 8/6/20 @ 100 (a) (c)	2,500,000	2,495,025
4.25%, 5/1/23 (a)	954,000	1,044,783
4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	343,000	405,056
Heineken NV, 3.40%, 4/1/22 (b)	1,420,000	1,481,926
Ingredion, Inc., 4.63%, 11/1/20 (a) (e)	900,000	909,675
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	2,202,000	2,301,068
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	1,270,000	1,383,309
Pernod Ricard SA, 4.25%, 7/15/22 (a) (b)	767,000	818,320
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	2,080,000	2,140,944
Tyson Foods, Inc., 3.90%, 9/28/23, Callable 8/28/23 @ 100 (a)	400,000	436,312
		16,552,998
Energy (3.6%):
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a) (e)	732,000	700,648
Ecopetrol SA, 5.88%, 9/18/23 (a)	454,000	487,551
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	918,000	924,995
LUKOIL International Finance BV, 6.13%, 11/9/20 (a) (b)	2,815,000	2,865,671
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,040,000	1,049,735
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	925,000	935,138
Valero Energy Corp. 2.70%, 4/15/23 (a)	1,001,000	1,038,838
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	350,000	390,313
		8,392,889
Financials (10.2%):
Bank of America Corp. 2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (c)	754,000	757,024
4.20%, 8/26/24, MTN (a)	421,000	467,066
Capital One Financial Corp. 3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,574,060
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	627,000	674,476
Citigroup, Inc. 1.39% (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a) (c)	1,500,000	1,506,045
4.45%, 9/29/27 (a)	371,000	421,998

See notes to financial statements.

5

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 8/6/20 @ 104.31 (a) (b)	$808,000	$820,289
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	1,525,000	1,576,484
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	1,880,000	1,925,214
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	731,000	796,775
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,420,950
Level 3 Financing, Inc. 5.13%, 5/1/23, Callable 8/6/20 @ 100 (a)	750,000	750,068
5.38%, 1/15/24, Callable 8/6/20 @ 101.34 (a)	325,000	327,623
Morgan Stanley, 4.88%, 11/1/22 (a)	918,000	998,206
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a) (b)	1,756,000	1,851,210
The Goldman Sachs Group, Inc. 1.56% (LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a) (c)	1,500,000	1,504,440
2.64% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a) (c)	1,500,000	1,518,285
Zions Bancorp NA 3.50%, 8/27/21 (a)	1,465,000	1,499,794
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	910,000	937,892
		23,327,899
Health Care (3.2%):
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,094,000	1,109,338
Biogen, Inc., 3.63%, 9/15/22	925,000	982,655
Bristol-Myers Squibb Co., 2.88%, 2/19/21 (a) (b)	3,020,000	3,067,474
Humana, Inc. 3.15%, 12/1/22, Callable 9/1/22 @ 100 (a)	921,000	968,818
2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	515,000	538,376
Upjohn, Inc., 1.13%, 6/22/22 (b)	475,000	477,856
		7,144,517
Industrials (2.8%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20 (a)	2,015,000	2,023,765
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,025,000	911,553
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31 (a)	1,000,000	999,950
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (a) (e)	176,000	193,098
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	358,000	390,012
Sensata Technologies BV, 5.63%, 11/1/24 (a) (b)	785,000	835,279
Waste Management, Inc., 2.40%, 5/15/23, Callable 3/15/23 @ 100 (a)	782,000	814,930
		6,168,587
Information Technology (4.6%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a) (e)	861,000	883,584
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,050,000	2,082,698
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	459,000	544,911
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,928,000	2,992,621
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	842,000	906,354
NetApp, Inc., 3.38%, 6/15/21 (a)	1,310,000	1,338,532
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	1,710,000	1,769,611
		10,518,311

See notes to financial statements.

6

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Materials (3.6%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a) (b)	$3,275,000	$3,338,633
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	780,000	828,649
Louisiana — Pacific Corp., 4.88%, 9/15/24, Callable 8/6/20 @ 103.66 (a)	500,000	505,955
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a) (e)	502,000	547,215
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	845,384
Nucor Corp., 4.13%, 9/15/22, Callable 6/15/22 @ 100 (a)	1,527,000	1,626,759
Steel Dynamics, Inc., 5.25%, 4/15/23 (a)	495,000	499,331
		8,191,926
Real Estate (4.1%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,067,150
CubeSmart LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100 (a)	2,731,000	2,893,604
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,229,000	1,305,542
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	2,200,000	2,235,178
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,680,000	1,712,374
Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	300,000	307,059
		9,520,907
Utilities (2.7%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a)	1,950,000	1,974,024
Exelon Corp. 3.50%, 6/1/22, Callable 5/1/22 @ 100 (a) (f)	2,117,000	2,213,472
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	541,000	608,230
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	1,345,000	1,412,801
		6,208,527
Total Corporate Bonds (Cost $116,134,119)		119,880,007
Residential Mortgage-Backed Securities (3.5%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.09%, 10/25/33, Callable 7/25/20 @ 100 (a) (d)	388,467	382,196
Bear Stearns Alt-A Trust, Series 2004-6, Class 1A, 0.82% (LIBOR01M+64bps), 7/25/34, Callable 7/25/20 @ 100 (a) (c)	39,058	38,789
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49 (a)	2,366	2,416
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 3.48%, 11/25/34, Callable 7/25/20 @ 100 (a) (d)	285,970	277,523
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 7/25/20 @ 100 (a)	1,906	1,440
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/23 @ 100 (a) (b) (d)	389,819	395,998
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/20 @ 100 (a)	1,564	1,404
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 9/25/24 @ 100 (a) (b) (d)	838,693	846,766
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.96%, 10/25/29, Callable 8/25/23 @ 100 (a) (b) (d)	1,461,379	1,482,021

See notes to financial statements.

7

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 5/25/25 @ 100 (a) (b) (d)	$511,893	$519,996
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 10/25/26 @ 100 (a) (b) (d)	1,773,735	1,794,166
Madison Park Funding Ltd., Series 2007-4A, Class AR, 2.04% (LIBOR03M+120bps), 7/29/30, Callable 7/29/20 @ 100 (a) (b) (c)	1,750,000	1,711,500
Residential Asset Securities Corp., Series 2005-KS1, Class M1, 0.86% (LIBOR01M+68bps), 2/25/35, Callable 7/25/20 @ 100 (a) (c)	407,145	400,553
Total Residential Mortgage-Backed Securities (Cost $7,894,175)		7,854,768
U.S. Government Mortgage-Backed Agencies (12.0%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 8/1/40 (a)	708,218	807,109
5.50%, 10/25/23 (a)	3,450	3,669
Series 4207, Class JD, 1.50%, 5/15/28 (a)	1,825,839	1,857,187
Series 4430, Class NG, 2.50%, 2/15/38 (a)	1,011,682	1,021,940
7.00%, 9/1/38 (a)	3,641	4,617
Series 4320, Class AP, 3.50%, 7/15/39 (a)	720,254	778,217
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (a)	4,802,781	4,870,214
Series 4444, Class CH, 3.00%, 1/15/41 (a)	1,972,057	2,022,481
Series 4049, Class AB, 2.75%, 12/15/41 (a)	403,972	415,084
		11,780,518
Federal National Mortgage Association Series 2012-63, Class VG, 4.00%, 8/25/23 (a)	295,207	298,154
Series 2010-156, Class DY, 3.50%, 1/25/26 – 3/25/44 (a)	2,886,856	2,976,984
6.00%, 2/1/37 (a)	883,418	1,052,527
Series 2013-33, Class UD, 2.50%, 4/25/39 – 5/25/40 (a)	2,092,028	2,131,893
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,652,488	1,745,928
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	594,329	611,580
5.00%, 2/1/41 – 10/1/41 (a)	2,779,382	3,169,398
		11,986,464
Government National Mortgage Association Series 2016-156, Class AP, 2.25%, 12/20/42 (a)	2,599,475	2,623,187
Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	868,625	896,700
		3,519,887
Total U.S. Government Mortgage-Backed Agencies (Cost $26,622,229)		27,286,869
U.S. Treasury Obligations (22.1%)
U.S. Treasury Notes 1.50%, 8/31/21 (a)	4,941,000	5,017,238
0.38%, 3/31/22 (a)	1,526,000	1,531,603
0.13%, 4/15/22 (a)	19,221,224	19,495,101
0.13%, 6/30/22	18,000,000	17,988,750
0.50%, 3/15/23 (a)	6,405,000	6,462,045
Total U.S. Treasury Obligations (Cost $50,135,491)		50,494,737

See notes to financial statements.

8

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (g)	25,755	$25,755
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (g)	779,488	779,488
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (g)	179,099	179,099
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (g)	102,485	102,485
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (g)	460,794	460,794
Total Collateral for Securities Loaned (Cost $1,547,621)		1,547,621
Total Investments (Cost $219,262,599) — 98.3%		223,837,832
Other assets in excess of liabilities — 1.7%		3,786,780
NET ASSETS — 100.00%		$227,624,612

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $40,329,055 and amounted to 17.7% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2020.

(e)  All or a portion of this security is on loan.

(f)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(g)  Rate disclosed is the daily yield on June 30, 2020.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See notes to financial statements.

9

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	337	9/30/20	$74,422,040	$74,419,078	$(2,962)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	42	9/21/20	$5,841,136	$5,845,219	$(4,083)
5-Year U.S. Treasury Note Futures	80	9/30/20	10,047,848	10,059,375	(11,527)
					$(15,610)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(18,572)
	Total net unrealized appreciation (depreciation)				$(18,572)

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory INCORE Low Duration Bond VIP Series
ASSETS:
Investments, at value (Cost $219,262,599)	$223,837,832	(a)
Cash and cash equivalents	20,024,807
Deposits with brokers for swap agreements	1,144,279
Deposits with brokers for futures contracts	1,038,925
Receivables:
Interest and dividends	1,147,294
Capital shares issued	72,003
Variation margin on open futures contracts	17,518
From Adviser	76,258
Prepaid expenses	8,307
Total Assets	247,367,223
LIABILITIES:
Payables:
Collateral received on loaned securities	1,547,621
Investments purchased	17,990,156
Capital shares redeemed	41,763
Accrued expenses and other payables:
Investment advisory fees	84,253
Administration fees	11,130
Custodian fees	1,907
Transfer agent fees	28,560
Compliance fees	203
Trustees' fees	485
Other accrued expenses	36,533
Total Liabilities	19,742,611
NET ASSETS:
Capital	219,567,458
Total distributable earnings/(loss)	8,057,154
Net Assets	$227,624,612
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	21,209,852
Net asset value:	$10.73

(a)  Includes $1,495,849 of securities on loan.

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory INCORE Low Duration Bond VIP Series
Investment Income:
Interest	$2,840,772
Securities lending (net of fees)	2,599
Total Income	2,843,371
Expenses:
Investment advisory fees	552,967
Administration fees	75,337
Sub-Administration fees	7,448
Custodian fees	8,087
Transfer agent fees	170,233
Trustees' fees	11,027
Compliance fees	1,067
Legal and audit fees	17,871
Other expenses	31,409
Total Expenses	875,446
Expenses waived/reimbursed by Adviser	(224,569)
Net Expenses	650,877
Net Investment Income (Loss)	2,192,494
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	620,959
Net realized gains (losses) from futures contracts	958,939
Net realized gains (losses) from swap agreements	(460,749)
Net change in unrealized appreciation/depreciation on investment securities	3,239,435
Net change in unrealized appreciation/depreciation on futures contracts	(21,975)
Net change in unrealized appreciation/depreciation on swap agreements	(114,772)
Net realized/unrealized gains on investments	4,221,837
Change in net assets resulting from operations	$6,414,331

See notes to financial statements.

12

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Low Duration Bond VIP Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$2,192,494	$5,645,849
Net realized gains (losses) from investments	1,119,149	(992,868)
Net change in unrealized appreciation/depreciation on investments	3,102,688	4,952,625
Change in net assets resulting from operations	6,414,331	9,605,606
Change in net assets resulting from distributions to shareholders	—	(5,011,793)
Change in net assets resulting from capital transactions	(33,487,323)	(14,344,949)
Change in net assets	(27,072,992)	(9,751,136)
Net Assets:
Beginning of period	254,697,604	264,448,740
End of period	$227,624,612	$254,697,604
Capital Transactions:
Proceeds from shares issued	$11,133,110	$20,029,224
Distributions reinvested	—	5,011,793
Cost of shares redeemed	(44,620,433)	(39,385,966)
Change in net assets resulting from capital transactions	$(33,487,323)	$(14,344,949)
Share Transactions:
Issued	1,061,904	1,914,121
Reinvested	—	480,517
Redeemed	(4,236,044)	(3,753,428)
Change in Shares	(3,174,140)	(1,358,790)

See notes to financial statements.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Low Duration Bond VIP Series
Six Months Ended 6/30/20 (unaudited)	$10.45	0.09	0.19	0.28	—	—
Year Ended 12/31/19	$10.27	0.23	0.16	0.39	(0.21)	(0.21)
Year Ended 12/31/18	$10.22	0.19	(0.09)	0.10	(0.05)	(0.05)
Year Ended 12/31/17	$10.20	0.15	0.02	0.17	(0.15)	(0.15)
Year Ended 12/31/16	$10.13	0.12	0.09	0.21	(0.14)	(0.14)
Year Ended 12/31/15	$10.22	0.14	(0.09)	0.05	(0.14)	(0.14)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover increased due to a change within the portfolio holdings during the year.

(f)  Amount is less than $0.005 per share.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

14

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8		Net Asset Value, End of Period	Total Return(b)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory INCORE Low Duration Bond VIP Series
Six Months Ended 6/30/20 (unaudited)	—		$10.73	2.68%		0.53%	1.79%	0.71%	$227,625	44%
Year Ended 12/31/19	—		$10.45	3.79%		0.53%	2.16%	0.71%	$254,698	75%
Year Ended 12/31/18	—		$10.27	1.01%		0.53%	1.85%	0.58%	$264,449	55%
Year Ended 12/31/17	—		$10.22	1.64%		0.53%	1.44%	0.58%	$292,306	91	%(e)
Year Ended 12/31/16	—	(f)	$10.20	2.04	%(g)	0.53%	1.21%	0.53%	$273,151	55%
Year Ended 12/31/15	—		$10.13	0.47%		0.53%	1.33%	0.53%	$276,164	38%

See notes to financial statements.

15

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory INCORE Low Duration Bond VIP Series (the "Fund"), a series of the Trust, offers a single class of shares: Class I Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Asset-Backed Securities	$—	$9,232,358	$—	$9,232,358
Collateralized Mortgage Obligations	—	7,541,472	—	7,541,472
Corporate Bonds	—	119,880,007	—	119,880,007
Residential Mortgage-Backed Securities	—	7,854,768	—	7,854,768
U.S. Government Mortgage-Backed Agencies	—	27,286,869	—	27,286,869
U.S. Treasury Obligations	—	50,494,737	—	50,494,737
Collateral for Securities Loaned		1,547,621	—	1,547,621
Total	$1,547,621	$222,290,211	$—	$223,837,832
Other Financial Investments^:
Liabilities:
Futures Contracts	$(18,572)	$—	$—	$(18,572)
Total	$(18,572)	$—	$—	$(18,572)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below-investment-grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as "initial margin," of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as "variation margin," are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. As of June 30, 2020, the Fund entered into Futures Contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of June 30, 2020, the Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management. For the six months ended, June 30, 2020, the Fund held no centrally cleared CDS agreements.

Offsetting of Financial Assets and Derivatives Assets:

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented on the Statement of Assets and Liabilities	Cash Collateral Received	Net Amount
Futures Contracts-Goldman Sachs & Co.	$17,518	$—	$17,518	$—	$17,518

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020.

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Interest Rate Risk Exposure:	$—	$18,572

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2020.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Credit Risk Exposure:	$—	$(460,749)	$—	$(114,772)
Interest Rate Risk Exposure:	958,939	—	(21,975)	—

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The volume associated with derivative positions in the Fund was 25% and 5% for futures contracts and swap agreements, respectively, based on average monthly notional amounts in comparison to net assets during the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of interest income on the Statement of Operations.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$1,495,849	$1,495,849	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statement of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows for the Fund:

Purchases (excluding US Government Securities)	Sales (excluding US Government Securities)	Purchases of US Government Securities	Sales of US Government Securities
$102,435,034	$117,643,003	$62,456,090	$81,793,217

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.45% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 0.53%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended June 30, 2020, if any, are reflected on the Statement of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Total
$132,033	$155,683	$459,668	$224,569	$971,953

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the Fund had short-term and long-term capital loss carryforwards of $1,664,163 and $4,234,148, respectively.

25

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
GIAC*	100.0	%*

*  The Guardian Insurance & Annuity Company, Inc. ("GIAC") is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The amount represents indirect interests of variable annuity contract holders or variable life policyholders.

26

Victory Variable Insurance Funds	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20-6/30/20*	Hypothetical Expenses Paid During Period 1/1/20-6/30/20*	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$1,026.80	$1,022.23	$2.67	$2.66	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

27

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

28

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-ILDBVIP-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Victory RS International VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information
Proxy Voting and Portfolio Holdings Information	24
Expense Examples	24
Liquidity Risk Management Program	25
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

This page is intentionally left blank.

2

Victory Portfolios	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Victory RS International VIP Series seeks to provide long-term capital appreciation.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Australia (5.8%):
Financials (1.4%):
Macquarie Group Ltd.	21,401	$1,775,595
Health Care (1.4%):
CSL Ltd.	8,930	1,775,558
Materials (2.0%):
BHP Group Ltd.	107,541	2,676,760
Real Estate (1.0%):
Scentre Group	892,122	1,353,972
		7,581,885
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV	17,042	1,296,248
China (2.4%):
Communication Services (1.5%):
Tencent Holdings Ltd.	30,700	1,967,243
Financials (0.9%):
China Merchants Bank Co. Ltd., Class H	247,500	1,146,980
		3,114,223
Denmark (1.3%):
Consumer Staples (1.3%):
Royal Unibrew A/S (a)	20,693	1,725,190
France (9.9%):
Consumer Discretionary (4.7%):
Cie Generale des Etablissements Michelin SCA (a)	11,208	1,168,147
Faurecia SE (a)	35,555	1,396,790
LVMH Moet Hennessy Louis Vuitton SE	8,098	3,574,930
		6,139,867
Energy (1.8%):
Gaztransport Et Technigaz SA	10,146	778,519
TOTAL SA (b)	40,437	1,559,057
		2,337,576
Financials (0.2%):
AXA SA (a)	13,370	281,321
Information Technology (1.5%):
Capgemini SE	17,167	1,980,932
Materials (1.7%):
Arkema SA	23,239	2,233,639
		12,973,335

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Germany (7.2%):
Financials (1.5%):
Allianz SE	10,038	$2,051,018
Industrials (2.0%):
Siemens AG, Registered Shares	14,710	1,734,712
Washtec AG (a)	21,935	903,879
		2,638,591
Information Technology (2.6%):
SAP SE	24,121	3,371,581
Real Estate (1.1%):
Vonovia SE (a)	22,867	1,397,585
		9,458,775
Hong Kong (2.1%):
Financials (1.0%):
AIA Group Ltd.	146,600	1,371,860
Real Estate (1.1%):
CK Asset Holdings Ltd.	241,000	1,445,265
		2,817,125
Ireland (1.1%):
Industrials (1.1%):
Experian PLC	40,607	1,425,025
Italy (4.8%):
Financials (1.1%):
Banca Generali SpA (a)	46,568	1,400,121
Health Care (1.3%):
Recordati SpA	34,232	1,712,781
Utilities (2.4%):
Enel SpA	372,433	3,220,698
		6,333,600
Japan (22.7%):
Communication Services (2.2%):
Kakaku.com, Inc.	41,900	1,067,519
Nippon Telegraph & Telephone Corp.	75,900	1,768,674
		2,836,193
Consumer Discretionary (4.0%):
Hikari Tsushin, Inc.	5,900	1,349,212
Toyota Motor Corp.	61,900	3,893,066
		5,242,278
Consumer Staples (1.6%):
Kobe Bussan Co. Ltd.	22,100	1,255,135
Toyo Suisan Kaisha Ltd.	14,400	804,696
		2,059,831

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (2.2%):
Jafco Co. Ltd.	19,600	$662,906
Mitsubishi UFJ Financial Group, Inc.	306,500	1,206,406
Tokio Marine Holdings, Inc.	23,900	1,046,321
		2,915,633
Health Care (3.1%):
Hoya Corp.	25,000	2,394,307
Shionogi & Co. Ltd.	26,600	1,668,940
		4,063,247
Industrials (4.7%):
en-japan, Inc.	24,400	607,440
Fuji Electric Co. Ltd.	34,500	949,708
Hitachi Construction Machinery Co. Ltd.	45,900	1,275,230
ITOCHU Corp.	41,700	902,422
Kyowa Exeo Corp.	27,800	667,542
OKUMA Corp.	16,000	688,189
Sanwa Holdings Corp.	113,600	1,021,018
		6,111,549
Information Technology (3.1%):
Fujitsu Ltd.	17,000	1,990,693
Oracle Corp.	11,100	1,316,784
Ulvac, Inc.	25,600	743,317
		4,050,794
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd.	28,900	797,828
Utilities (1.2%):
Chubu Electric Power Co., Inc.	129,900	1,629,425
		29,706,778
Macau (0.7%):
Consumer Discretionary (0.7%):
Wynn Macau Ltd.	526,400	913,030
Netherlands (4.2%):
Communication Services (1.0%):
Koninklijke KPN NV	492,218	1,309,150
Financials (1.2%):
ING Groep NV	226,330	1,577,594
Industrials (2.0%):
Wolters Kluwer NV	32,851	2,567,557
		5,454,301
New Zealand (1.0%):
Health Care (1.0%):
Fisher & Paykel Healthcare Corp. Ltd.	54,958	1,265,663

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Norway (1.4%):
Energy (0.5%):
Aker BP ASA	36,616	$677,901
Financials (0.9%):
SpareBank 1 SMN	136,685	1,118,279
		1,796,180
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	210,492	745,668
Spain (1.5%):
Communication Services (1.2%):
Telefonica SA	330,362	1,579,916
Financials (0.3%):
Banco Santander SA	172,306	421,505
		2,001,421
Sweden (2.5%):
Industrials (2.5%):
Atlas Copco AB, Class B	68,811	2,557,733
Epiroc AB, Class B	59,088	725,909
		3,283,642
Switzerland (12.5%):
Consumer Staples (4.2%):
Nestle SA, Registered Shares	49,932	5,537,453
Financials (1.9%):
Cembra Money Bank AG	9,463	925,283
UBS Group AG, Registered Shares	133,542	1,542,692
		2,467,975
Health Care (6.4%):
Novartis AG, Registered Shares	42,554	3,708,329
Roche Holding AG	13,245	4,589,935
		8,298,264
		16,303,692
United Kingdom (14.3%):
Consumer Discretionary (1.1%):
Next PLC	24,183	1,463,918
Consumer Staples (4.0%):
Diageo PLC	59,241	1,968,690
Imperial Brands PLC	82,227	1,565,069
Unilever PLC	30,955	1,669,472
		5,203,231

See notes to financial statements.

7

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Energy (2.0%):
BP PLC	288,350	$1,104,500
Royal Dutch Shell PLC, Class A	95,411	1,527,399
		2,631,899
Financials (2.5%):
Close Brothers Group PLC	71,231	975,033
HSBC Holdings PLC	165,362	768,408
Legal & General Group PLC	547,451	1,492,241
		3,235,682
Health Care (0.8%):
Smith & Nephew PLC	58,943	1,098,142
Industrials (1.2%):
RELX PLC	65,468	1,515,058
Materials (2.7%):
Croda International PLC	10,239	664,923
Rio Tinto PLC	50,846	2,860,967
		3,525,890
		18,673,820
Total Common Stocks (Cost $117,012,349)		126,869,601
Rights (0.1%)
Spain (0.1%):
Communication Services (0.1%):
Telefonica SA, Expires 7/16/20 (a)	296,266	58,278
Total Rights (Cost $64,241)		58,278
Exchange-Traded Funds (1.2%)
United States (1.2%):
iShares MSCI EAFE ETF	25,318	1,541,106
Total Exchange-Traded Funds (Cost $1,471,265)		1,541,106
Collateral for Securities Loaned^ (1.2%)
United States (1.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	27,144	27,144
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	821,532	821,532
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	188,759	188,759
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	108,013	108,013
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	485,649	485,649
Total Collateral for Securities Loaned (Cost $1,631,097)		1,631,097
Total Investments (Cost $120,178,952) — 99.5%		130,100,082
Other assets in excess of liabilities — 0.5%		685,342
NET ASSETS — 100.00%		$130,785,424

^  Purchased with cash collateral from securities on loan.

See notes to financial statements.

8

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory RS International VIP Series
ASSETS:
Investments, at value (Cost $120,178,952)	$130,100,082	(a)
Foreign currency, at value (Cost $215,914)	215,412
Cash and cash equivalents	1,159,078
Receivables:
Interest and dividends	116,604
Capital shares issued	195,847
Reclaims	734,732
From Adviser	12,648
Prepaid expenses	4,783
Total Assets	132,539,186
LIABILITIES:
Payables:
Collateral received on loaned securities	1,631,097
Capital shares redeemed	3,172
Accrued expenses and other payables:
Investment advisory fees	85,986
Administration fees	6,454
Custodian fees	6,979
Transfer agent fees	51
Compliance fees	110
Other accrued expenses	19,913
Total Liabilities	1,753,762
NET ASSETS:
Capital	115,182,189
Total distributable earnings/(loss)	15,603,235
Net Assets	$130,785,424
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	8,332,604
Net asset value:	$15.70

(a)  Includes $1,543,442 of securities on loan.

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory RS International VIP Series
Investment Income:
Dividends	$2,575,619
Interest	6,660
Securities lending (net of fees)	14,562
Foreign tax withholding	(287,163)
Total Income	2,309,678
Expenses:
Investment advisory fees	514,754
Administration fees	39,353
Sub-Administration fees	7,462
Custodian fees	22,419
Transfer agent fees	199
Trustees' fees	5,927
Compliance fees	555
Legal and audit fees	10,974
Other expenses	28,058
Total Expenses	629,701
Expenses waived/reimbursed by Adviser	(31,772)
Net Expenses	597,929
Net Investment Income (Loss)	1,711,749
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	236,298
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(17,269,664)
Net realized/unrealized losses on investments	(17,033,366)
Change in net assets resulting from operations	$(15,321,617)

See notes to financial statements.

11

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS International VIP Series
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,711,749	$3,711,382
Net realized gains (losses) from investments	236,298	2,838,117
Net change in unrealized appreciation/depreciation on investments	(17,269,664)	23,830,462
Change in net assets resulting from operations	(15,321,617)	30,379,961
Change in net assets resulting from distributions to shareholders	—	(12,127,758)
Change in net assets resulting from capital transactions	(2,927,104)	(11,741,589)
Change in net assets	(18,248,721)	6,510,614
Net Assets:
Beginning of period	149,034,145	142,523,531
End of period	$130,785,424	$149,034,145
Capital Transactions:
Proceeds from shares issued	$5,130,944	$2,897,082
Distributions reinvested	—	12,127,758
Cost of shares redeemed	(8,058,048)	(26,766,429)
Change in net assets resulting from capital transactions	$(2,927,104)	$(11,741,589)
Share Transactions:
Issued	334,715	165,264
Reinvested	—	684,295
Redeemed	(529,828)	(1,532,898)
Change in Shares	(195,113)	(683,339)

See notes to financial statements.

12

This page is intentionally left blank.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Capital Contribution from Prior Custodian, Net (See Note 8)
Victory RS International VIP Series
Six Months Ended 6/30/20 (unaudited)	$17.48	0.20	(1.98)	(1.78)	—	—	—	—
Year Ended 12/31/19	$15.47	0.43	3.09	3.52	(0.39)	(1.12)	(1.51)	—
Year Ended 12/31/18	$17.64	0.38	(2.26)	(1.88)	(0.15)	(0.14)	(0.29)	—
Year Ended 12/31/17	$14.31	0.31	3.36	3.67	(0.34)	—	(0.34)	—
Year Ended 12/31/16	$14.39	0.30	(0.10)	0.20	(0.31)	—	(0.31)	0.03
Year Ended 12/31/15	$14.63	0.31	(0.19)	0.12	(0.32)	(0.04)	(0.36)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for period less than one year.

(d)  Annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.23% for the period shown. (See Note 8)

See notes to financial statements.

14

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory RS International VIP Series
Six Months Ended 6/30/20 (unaudited)	$15.70	(10.18)%		0.93%	2.66%	0.98%	$130,785	28%
Year Ended 12/31/19	$17.48	22.79%		0.93%	2.49%	0.96%	$149,034	32%
Year Ended 12/31/18	$15.47	(10.66)%		0.93%	2.20%	0.94%	$142,524	44%
Year Ended 12/31/17	$17.64	25.68%		0.93%	1.93%	0.95%	$181,518	57%
Year Ended 12/31/16	$14.31	1.60	%(e)	0.90%	2.13%	0.90%	$175,026	110%
Year Ended 12/31/15	$14.39	0.84%		0.92%	2.00%	0.92%	$185,028	117%

See notes to financial statements.

15

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory RS International VIP Series (the "Fund"), a series of the Trust, offers a single class of shares: Class I Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Common Stocks	$—	$126,869,601	$—	$126,869,601
Rights	58,278	—	—	58,278
Exchange-Traded Funds	1,541,106	—	—	1,541,106
Collateral for Securities Loaned	1,631,097	—	—	1,631,097
Total	$3,230,481	$126,869,601	$—	$130,100,082

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

The Fund may invest in ETF, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$1,543,442	$1,543,442	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investments and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020, were as follows for the Fund:

Purchases	Sales
$36,194,384	$36,102,622

For the six months ended June 30, 2020 there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.80% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Effective May 1, 2020, the Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 0.93%. Prior to May 1, 2020, the expense limit (excluding voluntary waivers) was 0.83%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended June 30, 2020, if any, are reflected on the Statement of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Total
$39,115	$15,196	$37,537	$31,772	$123,620

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to foreign securities risk. Foreign securities are (including ADRs and other depository receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

The Fund is subject to emerging market risk. Risk of investment in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards and less developed legal systems.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of the six months ended June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
GIAC*	99.8	%*

*  The Guardian Insurance & Annuity Company, Inc. ("GIAC") is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The amount represents indirect interests of variable annuity contract holders or variable life policyholders.

23

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20-6/30/20*	Hypothetical Expenses Paid During Period 1/1/20-6/30/20*	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$898.20	$1,020.24	$4.39	$4.67	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IVIP-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information
Proxy Voting and Portfolio Holdings Information	19
Expense Examples	19
Liquidity Risk Management Program	20
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

This page is intentionally left blank.

2

Victory Variable Insurance Funds	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Victory RS Large Cap Alpha VIP Series seeks to provide long-term capital appreciation.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (11.2%):
Alphabet, Inc., Class A (a)	26,245	$37,216,722
Facebook, Inc., Class A (a)	163,930	37,223,585
Verizon Communications, Inc.	197,960	10,913,535
		85,353,842
Consumer Discretionary (7.0%):
AutoZone, Inc. (a)	5,470	6,170,816
Dollar Tree, Inc. (a)	91,350	8,466,318
LKQ Corp. (a)	772,080	20,228,496
McDonald's Corp.	50,360	9,289,909
O'Reilly Automotive, Inc. (a) (b)	14,650	6,177,466
Target Corp.	34,930	4,189,155
		54,522,160
Consumer Staples (7.6%):
Keurig Dr Pepper, Inc.	1,048,480	29,776,832
Mondelez International, Inc., Class A	552,670	28,258,017
		58,034,849
Energy (5.1%):
Chevron Corp.	225,470	20,118,688
Enterprise Products Partners LP	1,065,780	19,365,223
		39,483,911
Financials (20.0%):
Aflac, Inc.	213,910	7,707,177
Bank of America Corp.	393,790	9,352,513
Brown & Brown, Inc. (b)	494,930	20,173,347
Cboe Global Markets, Inc.	81,800	7,630,304
Chubb Ltd.	105,240	13,325,489
Citigroup, Inc.	137,590	7,030,849
JPMorgan Chase & Co.	201,520	18,954,971
Marsh & McLennan Cos., Inc.	114,130	12,254,138
RenaissanceRe Holdings Ltd.	175,020	29,933,671
The Progressive Corp.	154,670	12,390,614
U.S. Bancorp	207,300	7,632,786
Voya Financial, Inc. (b)	163,250	7,615,613
		154,001,472
Health Care (13.7%):
Cigna Corp.	120,850	22,677,502
Humana, Inc.	55,380	21,473,595
Johnson & Johnson	157,900	22,205,477
Pfizer, Inc.	432,590	14,145,693
Quest Diagnostics, Inc.	89,660	10,217,654
UnitedHealth Group, Inc.	50,155	14,793,217
		105,513,138

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2020
Security Description	Shares	Value
Industrials (8.7%):
Dover Corp.	38,470	$3,714,663
Eaton Corp. PLC	191,040	16,712,179
Johnson Controls International PLC	230,410	7,866,197
Parker-Hannifin Corp.	85,310	15,634,764
Raytheon Technologies Corp. (b)	207,521	12,787,444
Union Pacific Corp.	59,700	10,093,479
		66,808,726
Information Technology (5.3%):
Broadridge Financial Solutions, Inc.	109,820	13,858,186
Leidos Holdings, Inc.	149,780	14,029,892
Visa, Inc., Class A (b)	67,270	12,994,546
		40,882,624
Materials (4.7%):
Newmont Corp.	143,770	8,876,360
Sealed Air Corp. (b)	826,460	27,149,211
		36,025,571
Real Estate (6.0%):
Equity Commonwealth	705,910	22,730,302
Equity LifeStyle Properties, Inc. (b)	259,700	16,226,056
Invitation Homes, Inc.	274,520	7,557,536
		46,513,894
Utilities (9.2%):
Duke Energy Corp. (b)	162,220	12,959,756
Exelon Corp.	438,660	15,918,971
FirstEnergy Corp.	371,140	14,392,809
Vistra Corp.	1,476,420	27,490,940
		70,762,476
Total Common Stocks (Cost $701,064,954)		757,902,663

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2020
Security Description	Shares	Value
Collateral for Securities Loaned^ (0.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	101,902	$101,902
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	3,084,133	3,084,133
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	708,624	708,624
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	405,495	405,495
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	1,823,184	1,823,184
Total Collateral for Securities Loaned (Cost $6,123,338)		6,123,338
Total Investments (Cost $707,188,292) — 99.3%		764,026,001
Other assets in excess of liabilities — 0.7%		5,284,771
NET ASSETS — 100.00%		$769,310,772

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

6

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory RS Large Cap Alpha VIP Series
ASSETS:
Investments, at value (Cost $707,188,292)	$764,026,001	(a)
Cash and cash equivalents	11,322,945
Receivables:
Interest and dividends	574,439
Capital shares issued	137,120
Investments sold	9,866,054
From Adviser	231,380
Prepaid expenses	30,545
Total Assets	786,188,484
LIABILITIES:
Payables:
Collateral received on loaned securities	6,123,338
Investments purchased	9,904,571
Capital shares redeemed	343,500
Accrued expenses and other payables:
Investment advisory fees	324,775
Administration fees	38,996
Custodian fees	6,021
Transfer agent fees	92,220
Compliance fees	675
Trustees' fees	695
Other accrued expenses	42,921
Total Liabilities	16,877,712
NET ASSETS:
Capital	698,540,348
Total distributable earnings/(loss)	70,770,424
Net Assets	$769,310,772
Shares (unlimited shares authorized with a par value of $0.001 per share):	19,635,839
Net asset value:	$39.18

(a)  Includes $6,028,592 of securities on loan.

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory RS Large Cap Alpha VIP Series
Investment Income:
Dividends	$9,395,774
Interest	124,467
Securities lending (net of fees)	20,534
Foreign tax withholding	(23,423)
Total Income	9,517,352
Expenses:
Investment advisory fees	2,014,736
Administration fees	246,230
Sub-Administration fees	5,916
Custodian fees	19,646
Transfer agent fees	557,206
Trustees' fees	36,521
Compliance fees	3,481
Legal and audit fees	44,723
Other expenses	55,020
Total Expenses	2,983,479
Expenses waived/reimbursed by Adviser	(770,261)
Net Expenses	2,213,218
Net Investment Income (Loss)	7,304,134
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(63,696,560)
Net change in unrealized appreciation/depreciation on investment securities	(120,961,116)
Net realized/unrealized losses on investments	(184,657,676)
Change in net assets resulting from operations	$(177,353,542)

See notes to financial statements.

8

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Large Cap Alpha VIP Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$7,304,134	$12,784,675
Net realized gains (losses) from investments	(63,696,560)	55,134,556
Net change in unrealized appreciation/depreciation on investments	(120,961,116)	181,336,352
Change in net assets resulting from operations	(177,353,542)	249,255,583
Change in net assets resulting from distributions to shareholders	—	(147,135,028)
Change in net assets resulting from capital transactions	(12,030,614)	9,584,172
Change in net assets	(189,384,156)	111,704,727
Net Assets:
Beginning of period	958,694,928	846,990,201
End of period	$769,310,772	$958,694,928
Capital Transactions:
Proceeds from shares issued	36,358,018	4,367,525
Distributions reinvested	—	147,135,028
Cost of shares redeemed	(48,388,632)	(141,918,381)
Change in net assets resulting from capital transactions	(12,030,614)	9,584,172
Share Transactions:
Issued	946,767	85,475
Reinvested	—	3,050,512
Redeemed	(1,170,549)	(2,771,086)
Change in Shares	(223,782)	364,901

See notes to financial statements.

9

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions
Victory RS Large Cap Alpha VIP Series
Six Months Ended June 30, 2020 (unaudited)	$48.27	0.37	(9.46)	(9.09)	—	—	—
Year Ended December 31, 2019	$43.45	0.70	12.75	13.45	(0.48)	(8.15)	(8.63)
Year Ended December 31, 2018	$54.01	0.60	(5.44)	(4.84)	(0.02)	(5.70)	(5.72)
Year Ended December 31, 2017	$45.98	0.51	8.07	8.58	(0.55)	—	(0.55)
Year Ended December 31, 2016	$44.26	0.50	3.50	4.00	(0.52)	(1.76)	(2.28)
Year Ended December 31, 2015	$50.63	0.60	(1.64)	(1.04)	(0.67)	(4.66)	(5.33)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

10

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return(b)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory RS Large Cap Alpha VIP Series
Six Months Ended June 30, 2020 (unaudited)	—		$39.18	(18.83)%		0.55%	1.82%	0.74%	$769,311	60%
Year Ended December 31, 2019	—		$48.27	31.16%		0.55%	1.37%	0.73%	$958,695	50%
Year Ended December 31, 2018	—		$43.45	(9.00)%		0.55%	1.10%	0.62%	$846,990	60%
Year Ended December 31, 2017	—		$54.01	18.67%		0.55%	1.02%	0.60%	$1,060,740	56%
Year Ended December 31, 2016	—	(e)	$45.98	9.03	%(f)	0.54%	1.12%	0.54%	$1,020,600	84%
Year Ended December 31, 2015	—		$44.26	(2.01)%		0.55%	1.20%	0.55%	$1,015,821	47%

See notes to financial statements.

11

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory RS Large Cap Alpha VIP Series (the "Fund"), a series of the Trust, offers a single class of shares: Class I Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Common Stocks	$757,902,663	$—	$—	$757,902,663
Collateral for Securities Loaned	6,123,338	—	—	6,123,338
Total	$764,026,001	$—	$—	$764,026,001

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$6,028,592	$6,028,592	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows for the Fund:

Purchases	Sales
$490,718,868	$472,096,916

For the six months ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 0.55%.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Total
$522,796	$690,695	$1,698,805	$770,261	$3,682,557

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
GIAC*	99.8	%*

*  The Guardian Insurance & Annuity Company, Inc. ("GIAC") is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The amount represents indirect interests of variable annuity contract holders or variable life policyholders.

18

Victory Variable Insurance Funds	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20-6/30/20*	Hypothetical Expenses Paid During Period 1/1/20-6/30/20*	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$811.70	$1,022.13	$2.48	$2.77	0.55%

*   Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

19

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-LCAVIP-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Small Cap Growth Equity VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information
Proxy Voting and Portfolio Holdings Information	21
Expense Examples	21
Liquidity Risk Management Program	22
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Victory RS Small Cap Growth Equity VIP Series seeks to provide long-term capital growth.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Biotechnology (22.2%):
Adaptimmune Therapeutics PLC, ADR (a)	49,440	$494,894
Aimmune Therapeutics, Inc. (a) (b)	54,160	905,014
Allogene Therapeutics, Inc. (a) (b)	17,690	757,486
Amicus Therapeutics, Inc. (a)	93,119	1,404,234
Apellis Pharmaceuticals, Inc. (a)	30,970	1,011,480
Arcus Biosciences, Inc. (a)	23,150	572,731
Arena Pharmaceuticals, Inc. (a)	16,090	1,012,866
Ascendis Pharma A/S, ADR (a)	7,040	1,041,216
Avidity Biosciences, Inc. (a)	21,640	611,546
bluebird bio, Inc. (a)	17,872	1,090,907
Blueprint Medicines Corp. (a)	14,236	1,110,408
Celyad SA, ADR (a) (b)	18,330	199,064
Constellation Pharmaceuticals, Inc. (a)	19,870	597,094
CytomX Therapeutics, Inc. (a)	58,420	486,639
Epizyme, Inc. (a)	57,860	929,232
Equillium, Inc. (a)	40,457	119,348
Fate Therapeutics, Inc. (a)	45,520	1,561,790
Generation Bio Co. (a)	20,460	429,660
Gossamer Bio, Inc. (a) (b)	38,670	502,710
Immunomedics, Inc. (a)	20,080	711,635
Invitae Corp. (a)	28,660	868,111
Iovance Biotherapeutics, Inc. (a)	34,534	947,958
Krystal Biotech, Inc. (a)	7,427	307,626
Kura Oncology, Inc. (a)	52,490	855,587
Mirati Therapeutics, Inc. (a)	9,530	1,088,040
Myovant Sciences Ltd. (a)	50,353	1,038,279
ORIC Pharmaceuticals, Inc. (a) (b)	15,400	519,442
Replimune Group, Inc. (a)	27,730	689,091
Sage Therapeutics, Inc. (a) (b)	10,820	449,896
Twist Bioscience Corp. (a)	15,170	687,201
		23,001,185
Communication Services (4.7%):
Bandwidth, Inc., Class A (a) (b)	27,900	3,543,300
Cardlytics, Inc. (a) (b)	8,270	578,735
EverQuote, Inc., Class A (a)	11,970	696,175
		4,818,210
Consumer Discretionary (8.2%):
Arco Platform Ltd., Class A (a)	21,390	930,037
Denny's Corp. (a)	9,700	97,970
Eldorado Resorts, Inc. (a) (b)	27,050	1,083,622
Fox Factory Holding Corp. (a) (b)	8,180	675,750
Frontdoor, Inc. (a)	20,020	887,487
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6,830	666,950
Planet Fitness, Inc., Class A (a)	13,340	808,004
Skyline Champion Corp. (a)	18,080	440,067
Strategic Education, Inc.	11,620	1,785,413

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Wingstop, Inc. (b)	3,650	$507,241
YETI Holdings, Inc. (a)	13,830	590,956
		8,473,497
Consumer Staples (6.1%):
BellRing Brands, Inc., Class A (a)	92,550	1,845,447
BJ's Wholesale Club Holdings, Inc. (a)	21,620	805,777
elf Beauty, Inc. (a)	62,350	1,189,015
Freshpet, Inc. (a)	9,640	806,482
Hostess Brands, Inc. (a)	134,550	1,644,201
		6,290,922
Electronic Equipment, Instruments & Components (0.9%):
Itron, Inc. (a)	13,760	911,600
Energy (0.4%):
Amyris, Inc. PIPE (a) (c) (d)	113,500	444,920
Financials (5.1%):
Assetmark Financial Holdings, Inc. (a)	16,390	447,283
eHealth, Inc. (a)	7,320	719,117
Essent Group Ltd.	13,990	507,417
FirstCash, Inc., Class A	9,366	632,018
LendingTree, Inc. (a) (b)	1,440	416,923
PRA Group, Inc. (a) (b)	35,160	1,359,285
Walker & Dunlop, Inc.	14,170	719,978
Western Alliance Bancorp	13,670	517,683
		5,319,704
Health Care Equipment & Supplies (5.5%):
CryoPort, Inc. (a) (b)	23,280	704,220
iRhythm Technologies, Inc. (a) (b)	13,900	1,610,871
Masimo Corp. (a)	4,420	1,007,716
Nevro Corp. (a)	11,030	1,317,754
Silk Road Medical, Inc. (a) (b)	24,130	1,010,806
		5,651,367
Health Care Providers & Services (3.7%):
Hanger, Inc. (a)	30,150	499,284
HealthEquity, Inc. (a)	15,890	932,266
LHC Group, Inc. (a)	14,080	2,454,426
		3,885,976
Health Care Technology (2.1%):
Health Catalyst, Inc. (a) (b)	30,706	895,694
Inspire Medical System, Inc. (a)	14,990	1,304,430
		2,200,124
Industrials (12.9%):
Advanced Drainage Systems, Inc.	18,860	931,684
Axon Enterprise, Inc. (a) (b)	8,270	811,535
ESCO Technologies, Inc.	7,420	627,213
Evoqua Water Technologies Corp. (a)	46,500	864,900

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
FTI Consulting, Inc. (a)	13,530	$1,549,862
Generac Holdings, Inc. (a)	8,510	1,037,624
Kornit Digital Ltd. (a)	10,500	560,490
Mercury Systems, Inc. (a)	21,870	1,720,294
Saia, Inc. (a)	930	103,397
Simpson Manufacturing Co., Inc.	14,050	1,185,258
SiteOne Landscape Supply, Inc. (a) (b)	13,920	1,586,462
Trex Co., Inc. (a) (b)	8,970	1,166,728
Watts Water Technologies, Inc., Class A	16,070	1,301,670
		13,447,117
IT Services (7.4%):
Evo Payments, Inc., Class A (a)	38,050	868,682
LiveRamp Holdings, Inc. (a)	27,360	1,161,979
Repay Holdings Corp. (a)	27,210	670,182
Wix.com Ltd. (a)	15,130	3,876,609
WNS Holdings Ltd., ADR (a)	19,266	1,059,245
		7,636,697
Pharmaceuticals (1.3%):
Assembly Biosciences, Inc. (a)	22,140	516,305
GW Pharmaceuticals PLC, ADR (a) (b)	6,650	816,088
		1,332,393
Semiconductors & Semiconductor Equipment (6.6%):
Advanced Energy Industries, Inc. (a)	19,080	1,293,433
Cabot Microelectronics Corp.	8,580	1,197,253
Lattice Semiconductor Corp. (a)	62,700	1,780,053
MACOM Technology Solutions Holdings, Inc. (a)	40,000	1,374,000
Silicon Laboratories, Inc. (a) (b)	11,770	1,180,178
		6,824,917
Software (11.8%):
ACI Worldwide, Inc. (a) (b)	49,760	1,343,022
Avaya Holdings Corp. (a) (b)	107,570	1,329,565
Bill.com Holdings, Inc. (a)	5,900	532,239
Cornerstone OnDemand, Inc. (a)	8,490	327,374
Envestnet, Inc. (a)	17,850	1,312,689
Everbridge, Inc. (a)	21,560	2,983,043
Five9, Inc. (a)	8,160	903,067
Q2 Holdings, Inc. (a) (b)	15,120	1,297,145
Varonis Systems, Inc. (a)	24,790	2,193,419
		12,221,563
Total Common Stocks (Cost $82,751,178)		102,460,192

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.3%)
Energy (0.3%):
Amyris, Inc. PIPE (a) (c) (d)	276	$353,092
Total Preferred Stocks (Cost $276,350)		353,092
Collateral for Securities Loaned^ (11.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (e)	198,389	198,389
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (e)	6,004,363	6,004,363
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (e)	1,379,589	1,379,589
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (e)	789,441	789,441
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (e)	3,549,479	3,549,479
Total Collateral for Securities Loaned (Cost $11,921,261)		11,921,261
Total Investments (Cost $94,948,789) — 110.7%		114,734,545
Liabilities in excess of other assets — (10.7)%		(11,106,263)
NET ASSETS — 100.00%		$103,628,282

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were 0.8% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.8% of the Fund's net assets as of June 30, 2020. (See Note 2)

(e)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory RS Small Cap Growth Equity VIP Series
ASSETS:
Investments, at value (Cost $94,948,789)	$114,734,545	(a)
Cash and cash equivalents	768,136
Receivables:
Interest and dividends	15,070
Capital shares issued	15,506
Investments sold	2,040,241
From Adviser	20,848
Prepaid expenses	3,285
Total Assets	117,597,631
LIABILITIES:
Payables:
Collateral received on loaned securities	11,921,261
Investments purchased	1,274,235
Capital shares redeemed	682,242
Accrued expenses and other payables:
Investment advisory fees	63,115
Administration fees	5,098
Custodian fees	603
Transfer agent fees	8,811
Compliance fees	85
Other accrued expenses	13,899
Total Liabilities	13,969,349
NET ASSETS:
Capital	66,375,762
Total distributable earnings/(loss)	37,252,520
Net Assets	$103,628,282
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per share):	6,013,096
Net asset value:	$17.23

(a)  Includes $11,815,817 of securities on loan.

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory RS Small Cap Growth Equity VIP Series
Investment Income:
Dividends	$39,209
Interest	8,873
Securities lending (net of fees)	35,383
Total Income	83,465
Expenses:
Investment advisory fees	357,179
Administration fees	29,134
Sub-Administration fees	7,462
Custodian fees	3,974
Transfer agent fees	62,163
Trustees' fees	4,304
Compliance fees	398
Legal and audit fees	8,403
Other expenses	12,550
Total Expenses	485,567
Expenses waived/reimbursed by Adviser	(66,541)
Net Expenses	419,026
Net Investment Income (Loss)	(335,561)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(841,771)
Net change in unrealized appreciation/depreciation on investment securities	3,643,580
Net realized/unrealized gains on investments	2,801,809
Change in net assets resulting from operations	$2,466,248

See notes to financial statements.

9

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Equity VIP Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$(335,561)	$(561,672)
Net realized gains (losses) from investments	(841,771)	20,085,016
Net change in unrealized appreciation/depreciation on investments	3,643,580	13,360,263
Change in net assets resulting from operations	2,466,248	32,883,607
Change in net assets resulting from distributions to shareholders	—	(21,884,620)
Change in net assets resulting from capital transactions	(3,950,301)	5,057,374
Change in net assets	(1,484,053)	16,056,361
Net Assets:
Beginning of period	105,112,335	89,055,974
End of period	$103,628,282	$105,112,335
Capital Transactions:
Proceeds from shares issued	$7,456,657	$5,861,988
Distributions reinvested	—	21,884,620
Cost of shares redeemed	(11,406,958)	(22,689,234)
Change in net assets resulting from capital transactions	$(3,950,301)	$5,057,374
Share Transactions:
Issued	489,739	305,660
Reinvested	—	1,330,372
Redeemed	(748,676)	(1,188,577)
Change in Shares	(258,937)	447,455

See notes to financial statements.

10

This page is intentionally left blank.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains From Investments	Total Distributions
Victory RS Small Cap Growth Equity VIP Series
Six Months Ended June 30, 2020 (unaudited)	$16.76	(0.05)	0.52	0.47	—	—
Year Ended December 31, 2019	$15.29	(0.10)	5.95	5.85	(4.38)	(4.38)
Year Ended December 31, 2018	$20.48	(0.10)	(1.62)	(1.72)	(3.47)	(3.47)
Year Ended December 31, 2017	$14.82	(0.05)	5.71	5.66	—	—
Year Ended December 31, 2016	$14.61	(0.05)	0.25	0.20	—	—
Year Ended December 31, 2015	$17.47	(0.10)	0.24	0.14	(3.00)	(3.00)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return(b)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory RS Small Cap Growth Equity VIP Series
Six Months Ended June 30, 2020 (unaudited)	—	$17.23	2.80%		0.88%	(0.70)%	1.02%	$103,628	41%
Year Ended December 31, 2019	—	$16.76	38.78%		0.88%	(0.54)%	1.01%	$105,112	90%
Year Ended December 31, 2018	—	$15.29	(8.25)%		0.88%	(0.44)%	0.89%	$89,056	76%
Year Ended December 31, 2017	—	$20.48	38.19%		0.87%	(0.30)%	0.87%	$111,470	71%
Year Ended December 31, 2016	0.01	$14.82	1.44	%(e)	0.88%	(0.39)%	0.88%	$97,242	91%
Year Ended December 31, 2015	—	$14.61	0.62%		0.88%	(0.54)%	0.88%	$106,962	88%

See notes to financial statements.
13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory RS Small Cap Growth Equity VIP Series (the "Fund"), a series of the Trust, offers a single class of shares: Class I Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$102,015,272	$444,920	$—	$102,460,192
Preferred Stocks	—	353,092	—	353,092
Collateral for Securities Loaned	11,921,261	—	—	11,921,261
Total	$113,936,533	$798,012	$—	$114,734,545

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
$11,815,817	$11,815,817	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows for the Fund:

Purchases	Sales
$38,428,883	$41,167,104

For the six months ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.75% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 0.88%.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Total
$5,628	$133,480	$66,541	$205,649

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
GIAC*	93.6	%*

*  The Guardian Insurance & Annuity Company, Inc. ("GIAC") is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The amount represents indirect interests of variable annuity contract holders or variable life policyholders.

20

Victory Variable Insurance Funds	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20-6/30/20*	Hypothetical Expenses Paid During Period 1/1/20-6/30/20*	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$1,028.00	$1,020.49	$4.44	$4.42	0.88%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SCGEVIP-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Victory 500 Index VIP Series

(formerly Victory S&P 500 Index VIP Series)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information
Proxy Voting and Portfolio Holdings Information	30
Expense Examples	30
Liquidity Risk Management Program	31
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Variable Insurance Funds	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (10.9%):
Activision Blizzard, Inc.	2,248	$170,623
Alphabet, Inc., Class C (a)	2,117	2,992,611
Altice USA, Inc., Class A (a)	263	5,928
AT&T, Inc.	25,001	755,780
CenturyLink, Inc.	3,405	34,152
Charter Communications, Inc., Class A (a)	648	330,506
Comcast Corp., Class A	15,340	597,954
Discovery, Inc., Class A (a) (b)	449	9,474
DISH Network Corp., Class A (a)	774	26,711
Electronic Arts, Inc. (a)	1,002	132,314
Facebook, Inc., Class A (a)	7,787	1,768,194
Fox Corp., Class A	1,092	29,287
Liberty Broadband Corp., Class A (a)	585	71,481
Liberty Media Corp-Liberty SiriusXM, Class A (a)	962	33,208
Live Nation Entertainment, Inc. (a)	549	24,337
Match Group, Inc. (a) (b)	225	72,765
Match Group, Inc. (a)	116	12,418
Netflix, Inc. (a)	1,398	636,146
Omnicom Group, Inc. (b)	744	40,622
Pinterest, Inc., Class A (a)	304	6,740
Sirius XM Holdings, Inc. (b)	4,529	26,585
Snap, Inc., Class A (a) (b)	3,293	77,353
Take-Two Interactive Software, Inc. (a)	400	55,828
The Walt Disney Co.	5,670	632,262
T-Mobile U.S., Inc. (a)	1,461	152,163
Twitter, Inc. (a)	2,696	80,314
Verizon Communications, Inc.	14,215	783,673
ViacomCBS, Inc., Class B (b)	1,796	41,883
Zillow Group, Inc., Class C (a)	315	18,147
		9,619,459
Communications Equipment (1.0%):
Arista Networks, Inc. (a)	218	45,787
Cisco Systems, Inc.	14,815	690,971
Motorola Solutions, Inc.	585	81,976
Palo Alto Networks, Inc. (a) (c)	328	75,332
		894,066
Consumer Discretionary (11.2%):
Advance Auto Parts, Inc. (b)	237	33,761
Amazon.com, Inc. (a)	1,565	4,317,553
AutoZone, Inc. (a)	82	92,506
Best Buy Co., Inc.	715	62,398
Booking Holdings, Inc. (a)	142	226,112
Bright Horizons Family Solutions, Inc. (a)	196	22,971
Burlington Stores, Inc. (a)	199	39,189
CarMax, Inc. (a)	498	44,596
Carnival Corp. (b)	1,749	28,719

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Carvana Co. (a)	37	$4,447
Chewy, Inc., Class A (a) (b)	177	7,910
Chipotle Mexican Grill, Inc. (a)	96	101,027
D.R. Horton, Inc.	1,181	65,486
Darden Restaurants, Inc.	426	32,278
Dollar General Corp.	790	150,503
Dollar Tree, Inc. (a)	718	66,544
Domino's Pizza, Inc.	118	43,594
eBay, Inc.	2,439	127,926
Expedia Group, Inc.	463	38,059
Ford Motor Co.	13,514	82,165
General Motors Co., Class C	4,281	108,309
Genuine Parts Co.	500	43,480
Hasbro, Inc.	430	32,229
Hilton Worldwide Holdings, Inc.	819	60,156
Las Vegas Sands Corp. (c)	1,214	55,286
Lennar Corp., Class A	912	56,197
Lowe's Cos., Inc.	2,566	346,718
Marriott International, Inc., Class A	971	83,244
McDonald's Corp.	2,390	440,882
MGM Resorts International (b)	1,677	28,174
Nike, Inc., Class B	4,423	433,676
NVR, Inc. (a)	13	42,364
O'Reilly Automotive, Inc. (a)	261	110,056
PulteGroup, Inc.	932	31,716
Roku, Inc. (a)	67	7,808
Ross Stores, Inc.	1,129	96,236
Royal Caribbean Cruises Ltd.	588	29,576
Starbucks Corp.	4,013	295,316
Target Corp. (c)	1,755	210,477
Tesla, Inc. (a)	473	510,751
The Home Depot, Inc.	3,773	945,174
The TJX Cos., Inc.	4,204	212,554
Tiffany & Co.	404	49,264
Tractor Supply Co.	402	52,980
Ulta Beauty, Inc. (a)	198	40,277
VF Corp.	1,193	72,701
Wynn Resorts Ltd. (b)	295	21,975
Yum! Brands, Inc.	890	77,350
		10,082,670
Consumer Staples (6.9%):
Altria Group, Inc.	6,520	255,910
Archer-Daniels-Midland Co.	1,867	74,493
Brown-Forman Corp., Class B	918	58,440
Campbell Soup Co.	747	37,074
Church & Dwight Co., Inc.	799	61,763
Colgate-Palmolive Co.	2,910	213,187
Conagra Brands, Inc.	1,547	54,408
Constellation Brands, Inc., Class A	584	102,171
Costco Wholesale Corp.	1,500	454,815

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	2,104	$129,712
Hormel Foods Corp. (b)	1,035	49,959
Kellogg Co.	950	62,757
Keurig Dr Pepper, Inc.	1,144	32,490
Kimberly-Clark Corp.	1,195	168,913
Lamb Weston Holdings, Inc.	454	29,024
McCormick & Co., Inc.	344	61,717
Molson Coors Beverage Co., Class B	472	16,218
Mondelez International, Inc., Class A	4,904	250,742
Monster Beverage Corp. (a)	1,770	122,696
PepsiCo, Inc.	4,869	643,974
Philip Morris International, Inc.	5,407	378,814
Sysco Corp.	1,744	95,327
The Clorox Co.	437	95,865
The Coca-Cola Co.	14,436	645,000
The Estee Lauder Cos., Inc., Class A	705	133,019
The Hershey Co.	491	63,643
The J.M. Smucker Co.	396	41,901
The Kraft Heinz Co.	2,392	76,281
The Kroger Co.	2,440	82,594
The Procter & Gamble Co.	8,505	1,016,942
Tyson Foods, Inc., Class A	862	51,470
Walgreens Boots Alliance, Inc.	2,528	107,162
Walmart, Inc.	5,234	626,928
		6,295,409
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp., Class A	907	86,899
CDW Corp.	499	57,974
Corning, Inc.	2,670	69,153
Keysight Technologies, Inc. (a)	602	60,670
Trimble, Inc. (a)	757	32,695
Zebra Technologies Corp. (a)	175	44,791
		352,182
Energy (2.7%):
Apache Corp.	1,324	17,874
Baker Hughes Co.	2,364	36,382
Cheniere Energy, Inc. (a)	884	42,715
Chevron Corp.	6,551	584,546
Concho Resources, Inc.	479	24,669
ConocoPhillips	3,723	156,440
Diamondback Energy, Inc.	431	18,024
EOG Resources, Inc.	1,762	89,263
Exxon Mobil Corp.	14,368	642,537
Halliburton Co.	3,078	39,952
Hess Corp.	896	46,422
Kinder Morgan, Inc.	7,435	112,789
Marathon Petroleum Corp.	2,282	85,301
Occidental Petroleum Corp.	3,159	57,810
ONEOK, Inc.	1,422	47,239

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Phillips 66	1,533	$110,223
Pioneer Natural Resources Co.	542	52,953
Schlumberger Ltd.	4,768	87,684
The Williams Cos., Inc.	4,213	80,131
Valero Energy Corp.	1,416	83,289
		2,416,243
Financials (10.1%):
Aflac, Inc.	2,305	83,049
AGNC Investment Corp.	1,879	24,239
Alleghany Corp.	49	23,968
Ally Financial, Inc.	1,254	24,867
American Express Co.	2,408	229,241
American International Group, Inc.	2,926	91,233
Ameriprise Financial, Inc.	424	63,617
Annaly Capital Management, Inc.	4,807	31,534
Arch Capital Group Ltd. (a) (b)	1,168	33,463
Arthur J. Gallagher & Co.	658	64,148
Bank of America Corp.	28,519	677,326
Berkshire Hathaway, Inc., Class B (a)	7,629	1,361,853
BlackRock, Inc., Class A	444	241,576
Brown & Brown, Inc.	806	32,853
Capital One Financial Corp.	1,580	98,892
Cboe Global Markets, Inc.	352	32,835
Cincinnati Financial Corp.	527	33,744
Citigroup, Inc.	7,151	365,416
Citizens Financial Group, Inc.	1,481	37,380
CME Group, Inc.	993	161,402
CNA Financial Corp.	111	3,569
Discover Financial Services	1,006	50,391
E*TRADE Financial Corp.	726	36,104
Equitable Holdings, Inc.	1,148	22,145
Everest Re Group Ltd. (b)	113	23,301
FactSet Research Systems, Inc.	125	41,059
Fidelity National Financial, Inc.	982	30,108
Fifth Third Bancorp	2,314	44,614
First Republic Bank	594	62,958
Franklin Resources, Inc. (b)	1,061	22,249
Globe Life, Inc.	349	25,906
Huntington Bancshares, Inc.	3,483	31,469
Intercontinental Exchange, Inc.	1,920	175,872
JPMorgan Chase & Co.	10,467	984,526
KeyCorp	3,387	41,254
Loews Corp.	853	29,249
M&T Bank Corp.	427	44,395
Markel Corp. (a) (b)	49	45,235
MarketAxess Holdings, Inc.	124	62,114
Marsh & McLennan Cos., Inc.	1,640	176,088
MetLife, Inc.	2,850	104,082
Moody's Corp.	603	165,662
Morgan Stanley	4,424	213,679

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	283	$94,471
Nasdaq, Inc.	394	47,071
Northern Trust Corp.	731	57,998
Principal Financial Group, Inc.	830	34,478
Prudential Financial, Inc.	1,387	84,468
Raymond James Financial, Inc.	456	31,386
Regions Financial Corp.	3,368	37,452
S&P Global, Inc.	819	269,845
State Street Corp.	1,158	73,591
SVB Financial Group (a)	162	34,916
Synchrony Financial	1,768	39,179
T. Rowe Price Group, Inc.	791	97,689
TD Ameritrade Holding Corp.	1,019	37,071
The Allstate Corp.	1,102	106,883
The Bank of New York Mellon Corp.	2,976	115,022
The Blackstone Group, Inc., Class A	2,350	133,151
The Charles Schwab Corp.	4,280	144,407
The Goldman Sachs Group, Inc.	1,206	238,330
The Hartford Financial Services Group, Inc.	1,243	47,918
The PNC Financial Services Group, Inc.	1,489	156,658
The Progressive Corp.	2,054	164,546
The Travelers Cos., Inc.	888	101,276
Tradeweb Markets, Inc., Class A	151	8,779
Truist Financial Corp.	4,729	177,574
U.S. Bancorp	5,008	184,395
W.R. Berkley Corp. (b)	442	25,322
Wells Fargo & Co.	13,933	356,685
		9,049,226
Health Care (13.9%):
Abbott Laboratories	6,206	567,414
AbbVie, Inc.	6,118	600,665
Agilent Technologies, Inc.	1,049	92,700
Alexion Pharmaceuticals, Inc. (a)	734	82,384
Align Technology, Inc. (a) (b)	256	70,257
Alnylam Pharmaceuticals, Inc. (a) (b)	288	42,656
AmerisourceBergen Corp.	540	54,416
Amgen, Inc.	1,933	455,917
Anthem, Inc.	884	232,474
Baxter International, Inc.	1,785	153,689
Becton, Dickinson & Co.	984	235,442
Biogen, Inc. (a)	506	135,380
BioMarin Pharmaceutical, Inc. (a)	487	60,067
Bio-Rad Laboratories, Inc., Class A (a)	67	30,250
Boston Scientific Corp. (a)	4,496	157,855
Bristol-Myers Squibb Co.	7,939	466,813
Cardinal Health, Inc.	1,024	53,443
Centene Corp. (a)	1,689	107,336
Cerner Corp.	1,067	73,143
Cigna Corp.	1,185	222,365
CVS Health Corp.	4,345	282,295

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Danaher Corp.	2,298	$406,355
DaVita, Inc. (a)	310	24,533
DENTSPLY SIRONA, Inc.	720	31,723
DexCom, Inc. (a)	293	118,782
Edwards Lifesciences Corp. (a)	2,174	150,245
Elanco Animal Health, Inc. (a)	1,178	25,268
Eli Lilly & Co.	3,111	510,764
Exact Sciences Corp. (a)	470	40,862
Gilead Sciences, Inc. (c)	4,030	310,068
HCA Healthcare, Inc.	910	88,325
Hologic, Inc. (a)	734	41,838
Humana, Inc.	419	162,467
IDEXX Laboratories, Inc. (a)	279	92,115
Illumina, Inc. (a)	450	166,658
Incyte Corp. (a)	674	70,076
Insulet Corp. (a)	162	31,470
Intuitive Surgical, Inc. (a)	367	209,128
IQVIA Holdings, Inc. (a)	664	94,208
Johnson & Johnson (c)	8,953	1,259,061
Laboratory Corp. of America Holdings (a)	342	56,810
McKesson Corp.	568	87,143
Merck & Co., Inc.	8,857	684,912
Mettler-Toledo International, Inc. (a)	73	58,805
PerkinElmer, Inc.	317	31,095
Pfizer, Inc.	19,492	637,388
Quest Diagnostics, Inc.	465	52,991
Regeneron Pharmaceuticals, Inc. (a)	237	147,805
ResMed, Inc.	476	91,392
Seattle Genetics, Inc. (a)	538	91,417
Stryker Corp.	1,207	217,489
Teleflex, Inc.	143	52,049
The Cooper Cos., Inc.	169	47,935
Thermo Fisher Scientific, Inc.	1,357	491,695
UnitedHealth Group, Inc.	3,118	919,653
Universal Health Services, Inc., Class B	277	25,731
Varian Medical Systems, Inc. (a)	316	38,716
Veeva Systems, Inc., Class A (a)	361	84,625
Vertex Pharmaceuticals, Inc. (a)	747	216,862
Waters Corp. (a)	197	35,539
West Pharmaceutical Services, Inc.	229	52,022
Zimmer Biomet Holdings, Inc.	726	86,655
Zoetis, Inc.	1,667	228,446
		12,448,082
Industrials (7.6%):
3M Co.	2,018	314,788
AMETEK, Inc.	754	67,385
C.H. Robinson Worldwide, Inc.	462	36,526
Caterpillar, Inc.	1,839	232,633
Cintas Corp.	334	88,964
Copart, Inc. (a)	797	66,366

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
CoStar Group, Inc. (a) (c)	129	$91,676
CSX Corp.	2,431	169,538
Cummins, Inc.	512	88,709
Deere & Co.	1,040	163,436
Delta Air Lines, Inc.	2,096	58,793
Dover Corp.	473	45,673
Eaton Corp. PLC	1,403	122,734
Emerson Electric Co.	2,030	125,921
Equifax, Inc.	363	62,392
Expeditors International of Washington, Inc.	577	43,875
Fastenal Co.	1,988	85,166
FedEx Corp.	839	117,645
Fortive Corp.	995	67,322
General Dynamics Corp.	826	123,454
General Electric Co.	27,462	187,565
HEICO Corp., Class A	238	19,335
Honeywell International, Inc.	2,410	348,463
Howmet Aerospace, Inc. (a)	1,530	24,251
IDEX Corp.	245	38,720
Illinois Tool Works, Inc. (b)	991	173,276
J.B. Hunt Transport Services, Inc.	264	31,770
Jacobs Engineering Group, Inc.	452	38,330
Johnson Controls International PLC	3,175	108,395
Kansas City Southern	330	49,266
L3Harris Technologies, Inc.	750	127,253
Lockheed Martin Corp.	974	355,432
Lyft, Inc., Class A (a)	125	4,126
Masco Corp.	926	46,494
Norfolk Southern Corp.	880	154,502
Northrop Grumman Corp.	555	170,629
Old Dominion Freight Line, Inc.	371	62,918
PACCAR, Inc.	1,214	90,868
Parker-Hannifin Corp.	446	81,738
Raytheon Technologies Corp.	5,265	324,429
Republic Services, Inc. (c)	706	57,927
Rockwell Automation, Inc.	403	85,839
Rollins, Inc.	582	24,671
Roper Technologies, Inc.	332	128,902
Southwest Airlines Co.	1,916	65,489
Stanley Black & Decker, Inc.	560	78,053
Teledyne Technologies, Inc. (a)	113	35,137
Textron, Inc.	664	21,852
The Boeing Co.	1,980	362,934
TransDigm Group, Inc.	160	70,728
TransUnion	582	50,657
Uber Technologies, Inc. (a)	5,573	173,209
Union Pacific Corp.	2,306	389,874
United Airlines Holdings, Inc. (a)	945	32,706
United Parcel Service, Inc., Class B	2,357	262,051
United Rentals, Inc. (a)	251	37,409

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc.	570	$97,015
W.W. Grainger, Inc.	179	56,235
Waste Management, Inc.	1,481	156,853
Westinghouse Air Brake Technologies Corp.	626	36,039
Xylem, Inc.	632	41,055
		6,875,391
IT Services (5.6%):
Akamai Technologies, Inc. (a)	569	60,934
Automatic Data Processing, Inc.	1,508	224,526
Black Knight, Inc. (a)	354	25,686
Booz Allen Hamilton Holdings Corp.	422	32,827
Broadridge Financial Solutions, Inc.	398	50,224
Cognizant Technology Solutions Corp., Class A	1,856	105,458
EPAM Systems, Inc. (a)	193	48,638
Fidelity National Information Services, Inc.	2,122	284,539
Fiserv, Inc. (a)	1,829	178,547
FleetCor Technologies, Inc. (a)	247	62,128
Gartner, Inc. (a)	309	37,491
Global Payments, Inc.	894	151,640
GoDaddy, Inc., Class A (a)	227	16,646
International Business Machines Corp.	3,049	368,228
Jack Henry & Associates, Inc.	240	44,167
Leidos Holdings, Inc.	483	45,243
Mastercard, Inc., Class A	3,152	932,046
Okta, Inc. (a)	129	25,830
Paychex, Inc.	1,100	83,325
PayPal Holdings, Inc. (a)	4,077	710,336
Square, Inc., Class A (a)	828	86,890
The Western Union Co.	1,260	27,241
Twilio, Inc., Class A (a)	264	57,927
VeriSign, Inc. (a)	359	74,252
Visa, Inc., Class A	6,174	1,192,632
		4,927,401
Materials (1.8%):
Air Products & Chemicals, Inc.	766	184,958
Avery Dennison Corp.	267	30,462
Ball Corp.	1,047	72,757
Celanese Corp.	384	33,155
Corteva, Inc.	2,626	70,351
Crown Holdings, Inc. (a)	442	28,787
Dow, Inc.	2,599	105,935
DuPont de Nemours, Inc.	2,547	135,322
Ecolab, Inc.	931	185,222
FMC Corp.	401	39,948
Freeport-McMoRan, Inc.	5,041	58,324
International Flavors & Fragrances, Inc. (b)	304	37,228
International Paper Co.	1,278	44,998
Martin Marietta Materials, Inc.	219	45,239
Newmont Corp.	2,757	170,217

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Nucor Corp.	946	$39,174
PPG Industries, Inc.	802	85,060
Southern Copper Corp. (b)	315	12,528
The Sherwin-Williams Co.	306	176,822
Vulcan Materials Co.	451	52,248
		1,608,735
Real Estate (3.2%):
Alexandria Real Estate Equities, Inc.	438	71,066
American Tower Corp.	1,555	402,030
AvalonBay Communities, Inc.	519	80,258
Boston Properties, Inc.	527	47,630
Camden Property Trust	359	32,748
CBRE Group, Inc., Class A (a)	1,163	52,591
Crown Castle International Corp.	1,462	244,666
Digital Realty Trust, Inc.	991	140,831
Duke Realty Corp.	1,360	48,130
Equinix, Inc.	326	228,950
Equity LifeStyle Properties, Inc.	672	41,987
Equity Residential	1,292	75,995
Essex Property Trust, Inc.	241	55,230
Extra Space Storage, Inc.	476	43,968
Gaming and Leisure Properties, Inc.	707	24,462
Healthpeak Properties, Inc.	1,988	54,789
Host Hotels & Resorts, Inc.	2,603	28,086
Invitation Homes, Inc.	1,888	51,977
Medical Properties Trust, Inc.	1,757	33,032
Mid-America Apartment Communities, Inc.	423	48,505
Prologis, Inc.	2,729	254,698
Public Storage	582	111,680
Realty Income Corp.	1,180	70,210
Regency Centers Corp.	589	27,029
SBA Communications Corp.	388	115,593
Simon Property Group, Inc.	1,130	77,269
Sun Communities, Inc.	363	49,252
UDR, Inc.	1,090	40,744
Ventas, Inc.	1,379	50,499
VEREIT, Inc.	3,783	24,325
VICI Properties, Inc.	1,873	37,816
Vornado Realty Trust	643	24,569
W.P. Carey, Inc.	637	43,093
Welltower, Inc.	1,543	79,850
Weyerhaeuser Co.	2,454	55,117
		2,868,675
Semiconductors & Semiconductor Equipment (4.7%):
Advanced Micro Devices, Inc. (a)	4,108	216,122
Analog Devices, Inc.	1,183	145,083
Applied Materials, Inc.	3,012	182,075
Broadcom, Inc.	1,092	344,646
Intel Corp.	14,856	888,835

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
KLA Corp.	470	$91,406
Lam Research Corp.	472	152,673
Marvell Technology Group Ltd.	1,794	62,897
Maxim Integrated Products, Inc.	808	48,973
Microchip Technology, Inc.	807	84,985
Micron Technology, Inc. (a)	3,903	201,083
NVIDIA Corp.	2,090	794,012
Qorvo, Inc. (a)	365	40,343
QUALCOMM, Inc.	3,948	360,097
Skyworks Solutions, Inc.	549	70,195
Teradyne, Inc.	558	47,157
Texas Instruments, Inc.	3,221	408,970
Xilinx, Inc.	800	78,712
		4,218,264
Software (9.9%):
Adobe, Inc. (a)	1,655	720,437
ANSYS, Inc. (a)	300	87,519
Autodesk, Inc. (a)	712	170,303
Cadence Design Systems, Inc. (a)	969	92,985
Ceridian HCM Holding, Inc. (a)	214	16,964
Citrix Systems, Inc.	414	61,235
Coupa Software, Inc. (a)	214	59,287
Crowdstrike Holdings, Inc., Class A (a)	71	7,121
Datadog, Inc., Class A (a)	89	7,739
DocuSign, Inc. (a)	595	102,465
Fair Isaac Corp. (a)	98	40,968
Fortinet, Inc. (a)	501	68,772
Intuit, Inc.	829	245,542
Microsoft Corp. (c)	25,770	5,244,452
NortonLifeLock, Inc.	1,806	35,813
Oracle Corp.	7,455	412,038
Paycom Software, Inc. (a)	168	52,035
RingCentral, Inc., Class A (a)	231	65,837
Salesforce.com, Inc. (a)	2,996	561,241
ServiceNow, Inc. (a) (c)	641	259,643
Slack Technologies, Inc., Class A (a) (b)	1,000	31,090
Splunk, Inc. (a)	499	99,151
SS&C Technologies Holdings, Inc.	835	47,161
Synopsys, Inc. (a)	479	93,405
The Trade Desk, Inc., Class A (a)	106	43,089
Tyler Technologies, Inc. (a)	133	46,135
VMware, Inc., Class A (a) (b)	278	43,051
Workday, Inc., Class A (a)	339	63,515
Zoom Video Communications, Inc., Class A (a)	84	21,297
		8,800,290

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (6.5%):
Apple, Inc.	15,048	$5,489,509
Dell Technologies, Inc., Class C (a)	766	42,084
Hewlett Packard Enterprise Co.	4,223	41,090
HP, Inc.	4,858	84,674
NetApp, Inc.	564	25,025
Western Digital Corp.	1,030	45,475
		5,727,857
Utilities (3.0%):
Alliant Energy Corp.	857	40,999
Ameren Corp.	820	57,695
American Electric Power Co., Inc. (c)	1,720	136,981
American Water Works Co., Inc.	635	81,700
Atmos Energy Corp.	420	41,824
Avangrid, Inc.	205	8,606
CenterPoint Energy, Inc.	1,730	32,299
CMS Energy Corp.	930	54,331
Consolidated Edison, Inc. (c)	1,147	82,504
Dominion Energy, Inc.	2,944	238,994
DTE Energy Co.	590	63,425
Duke Energy Corp. (c)	2,578	205,956
Edison International	1,172	63,651
Entergy Corp.	694	65,104
Essential Utilities, Inc.	760	32,102
Evergy, Inc. (c)	787	46,661
Eversource Energy (c)	1,168	97,259
Exelon Corp.	3,419	124,076
FirstEnergy Corp.	1,880	72,906
NextEra Energy, Inc. (c)	1,700	408,289
NiSource, Inc.	1,118	25,423
Pinnacle West Capital Corp.	379	27,777
PPL Corp.	2,670	68,993
Public Service Enterprise Group, Inc.	1,756	86,325
Sempra Energy	854	100,114
The AES Corp.	2,038	29,531
The Southern Co. (c)	3,706	192,156
Vistra Corp.	1,679	31,263
WEC Energy Group, Inc. (c)	1,084	95,013
Xcel Energy, Inc. (c)	1,591	99,438
		2,711,395
Total Common Stocks (Cost $30,245,581)		88,895,345
Rights (0.0%) (d)
Communication Services (0.0%): (d)
T-Mobile U.S., Inc., Expires 7/28/20 (a)	1,461	245
Total Rights (Cost $—)		245

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (e)	16,163	$16,163
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (e)	489,169	489,169
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (e)	112,394	112,394
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (e)	64,315	64,315
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (e)	289,172	289,172
Total Collateral for Securities Loaned (Cost $971,213)		971,213
Total Investments (Cost $31,216,794) — 100.5%		89,866,803
Liabilities in excess of other assets — (0.5)%		(425,954)
NET ASSETS — 100.00%		$89,440,849

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2020.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	9/18/20	$464,892	$463,530	$(1,362)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,362)
	Total net unrealized appreciation (depreciation)				$(1,362)

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory 500 Index VIP Series
ASSETS:
Investments, at value (Cost $31,216,794)	$89,866,803	(a)
Cash and cash equivalents	208,485
Deposits with brokers for futures contracts	287,409
Receivables:
Interest and dividends	67,368
Capital shares issued	23,465
Variation margin on open futures contracts	6,375
From Adviser	37,149
Prepaid expenses	34,611
Total Assets	90,531,665
LIABILITIES:
Payables:
Collateral received on loaned securities	971,213
Capital shares redeemed	72,333
Accrued expenses and other payables:
Investment advisory fees	18,385
Administration fees	4,390
Custodian fees	946
Transfer agent fees	10,000
Compliance fees	82
Trustees' fees	13
Other accrued expenses	13,454
Total Liabilities	1,090,816
NET ASSETS:
Capital	403,040
Total distributable earnings/(loss)	89,037,809
Net Assets	$89,440,849
Shares Outstanding (unlimited shares authorized with a par value of $0.001 per shares):	4,745,013
Net asset value:	$18.85

(a)  Includes $959,425 of securities on loan.

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory 500 Index VIP Series
Investment Income:
Dividends	$890,169
Interest	2,226
Securities lending (net of fees)	639
Total Income	893,034
Expenses:
Investment advisory fees	111,446
Administration fees	27,270
Sub-Administration fees	7,922
Custodian fees	2,743
Transfer agent fees	61,571
Trustees' fees	4,184
Compliance fees	387
Legal and audit fees	8,425
Other expenses	17,654
Total Expenses	241,602
Expenses waived/reimbursed by Adviser	(116,876)
Net Expenses	124,726
Net Investment Income (Loss)	768,308
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	7,856,094
Net realized gains (losses) from futures contracts	(69,798)
Net change in unrealized appreciation/depreciation on investment securities	(11,736,652)
Net change in unrealized appreciation/depreciation on futures contracts	(14,122)
Net realized/unrealized losses on investments	(3,964,478)
Change in net assets resulting from operations	$(3,196,170)

See notes to financial statements.

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory 500 Index VIP Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$768,308	$1,856,067
Net realized gains (losses) from investments	7,786,296	24,376,343
Net change in unrealized appreciation/depreciation on investments	(11,750,774)	3,568,158
Change in net assets resulting from operations	(3,196,170)	29,800,568
Change in net assets resulting from distributions to shareholders	—	(12,905,780)
Change in net assets resulting from capital transactions	(7,502,130)	(23,187,353)
Change in net assets	(10,698,300)	(6,292,565)
Net Assets:
Beginning of period	100,139,149	106,431,714
End of period	$89,440,849	$100,139,149
Capital Transactions:
Proceeds from shares issued	3,908,465	4,642,884
Distributions reinvested	—	12,905,780
Cost of shares redeemed	(11,410,595)	(40,736,017)
Change in net assets resulting from capital transactions	(7,502,130)	(23,187,353)
Share Transactions:
Issued	221,585	240,425
Reinvested	—	663,420
Redeemed	(651,930)	(2,019,404)
Change in Shares	(430,345)	(1,115,559)

See notes to financial statements.

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Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory 500 Index VIP Series
Six Months Ended June 30, 2020 (unaudited)	$19.35	0.15	(0.65)	(0.50)	—	—	—
Year Ended 12/31/19	$16.92	0.34	4.88	5.22	(0.37)	(2.42)	(2.79)
Year Ended 12/31/18	$19.06	0.32	(1.21)	(0.89)	(0.02)	(1.23)	(1.25)
Year Ended 12/31/17	$15.98	0.30	3.15	3.45	(0.33)	(0.04)	(0.37)
Year Ended 12/31/16	$14.84	0.28	1.46	1.74	(0.32)	(0.28)	(0.60)
Year Ended 12/31/15	$14.97	0.27	(0.12)	0.15	(0.28)	—	(0.28)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return(b)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory 500 Index VIP Series
Six Months Ended June 30, 2020 (unaudited)	—		$18.85	(2.58)%		0.28%	1.72%	0.54%	$89,441	10%
Year Ended 12/31/19	—		$19.35	31.04%		0.28%	1.71%	0.52%	$100,139	3%
Year Ended 12/31/18	—		$16.92	(4.65)%		0.28%	1.65%	0.38%	$106,432	3%
Year Ended 12/31/17	—		$19.06	21.60%		0.28%	1.70%	0.41%	$129,081	3%
Year Ended 12/31/16	—	(e)	$15.98	11.75	%(f)	0.28%	1.84%	0.37%	$120,157	4%
Year Ended 12/31/15	—		$14.84	1.03%		0.28%	1.75%	0.39%	$118,752	3%
See notes to financial statements.

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory 500 Index VIP Series (the "Fund"), a series of the Trust, offers a single class of shares: Class I Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$88,882,927	$—	$12,418	$88,895,345
Rights	245	—	—	245
Collateral for Securities Loaned	971,213	—	—	971,213
Total	$89,854,385	$—	$12,418	$89,866,803

Other Financial Investments^:
Liabilities:

Futures Contracts	$(1,362)	$—	$—	$(1,362)
Total	$(1,362)	$—	$—	$(1,362)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as "initial margin," of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as "variation margin," are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

As of June 30, 2020, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Offsetting of Financial Assets and Derivatives Assets:

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statement of Assets and Liabilities	Cash Collateral Received	Net Amount
Futures Contracts-Goldman Sachs & Co.	$6,375	$—	$6,375	$—	$6,375

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020.

Liabilities
Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$1,362

*  Includes cumulative appreciation (depreciation) of futures contracts on the Schedule of Portfolio Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2020.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(69,798)	$(14,122)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	> 90 Days	Net Amount
$959,425	$959,425	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows for the Fund:

Purchases	Sales
$8,919,542	$15,736,500

For the six months ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.25% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 0.28%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Total
$167,384	$126,360	$260,434	$116,876	$671,054

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, Fund had no capital loss carryforwards for federal income tax purposes.

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
GIAC*	100.0	%*

*  The Guardian Insurance & Annuity Company, Inc. ("GIAC") is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The amount represents indirect interests of variable annuity contract holders or variable life policyholders.

Victory Variable Insurance Funds	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20-6/30/20*	Hypothetical Expenses Paid During Period 1/1/20-6/30/20*	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$974.20	$1,023.47	$1.37	$1.41	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to ash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SPIVIP-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Victory Sophus Emerging Markets VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Liquidity Risk Management Program	27
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

This page is intentionally left blank.

2

Victory Variable Insurance Funds	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Victory Sophus Emerging Markets VIP Series seeks to provide long-term capital appreciation.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Brazil (5.9%):
Communication Services (0.5%):
TIM Participacoes SA	73,300	$191,433
Consumer Discretionary (0.6%):
Afya Ltd., Class A (a) (b)	10,245	240,143
Energy (0.9%):
Petroleo Brasileiro SA, ADR	38,905	321,744
Financials (1.7%):
Banco Bradesco SA, ADR	61,965	236,087
Banco do Brasil SA	66,300	392,030
		628,117
Industrials (0.7%):
Cia de Locacao das Americas	52,900	164,716
JSL SA	25,700	109,565
		274,281
Materials (0.8%):
Vale SA	30,200	310,598
Utilities (0.7%):
Neoenergia SA	72,700	255,651
		2,221,967
Chile (0.0%): (c)
Financials (0.0%): (c)
Banco de Credito e Inversiones SA	1	34
China (37.8%):
Communication Services (8.8%):
JOYY, Inc., ADR (a) (b)	1,949	172,584
NetEase, Inc., ADR	621	266,645
Tencent Holdings Ltd.	44,630	2,859,871
		3,299,100
Consumer Discretionary (12.4%):
Alibaba Group Holding Ltd., ADR (a)	13,032	2,811,002
China East Education Holdings Ltd. (d)	119,500	217,233
China Yongda Automobiles Services Holdings Ltd. (a)	185,500	224,604
JD.com, Inc., ADR (a)	7,637	459,595
Meituan Dianping, Class B (a)	19,200	429,061
Q Technology Group Co. Ltd.	140,000	184,408
Tongcheng-Elong Holdings Ltd. (a)	166,400	302,176
		4,628,079

See notes to financial statements.

4

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (2.2%):
Ausnutria Dairy Corp. Ltd.	115,000	$258,663
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	29,500	244,616
Wuliangye Yibin Co. Ltd., Class A	13,300	323,149
		826,428
Energy (1.6%):
China Oilfield Services Ltd., Class H	254,000	231,476
CNOOC Ltd., ADR	3,099	349,691
		581,167
Financials (5.4%):
China Construction Bank Corp., Class H	846,638	688,658
China Galaxy Securities Co. Ltd., Class H (a)	538,000	292,892
China Merchants Bank Co. Ltd., Class H	86,000	398,546
Ping An Insurance Group Co. of China Ltd.	64,000	638,032
		2,018,128
Health Care (1.1%):
Lepu Medical Technology Beijing Co. Ltd., Class A	29,700	153,450
Wuxi Biologics Cayman, Inc. (a) (d)	13,500	247,807
		401,257
Industrials (1.5%):
China Conch Venture Holdings Ltd.	37,000	157,047
Sany Heavy Industry Co. Ltd., Class A	61,800	164,840
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (a)	310,400	240,332
		562,219
Information Technology (1.9%):
Beijing Sinnet Technology Co. Ltd., Class A	32,700	121,638
Beijing Thunisoft Corp. Ltd., Class A	43,200	173,071
Kingdee International Software Group Co. Ltd.	68,000	159,116
Xinyi Solar Holdings Ltd.	250,000	240,414
		694,239
Materials (1.6%):
Anhui Conch Cement Co. Ltd., Class H	54,000	365,921
Hengli Petrochemical Co. Ltd., Class A	122,100	242,562
		608,483
Real Estate (1.3%):
China SCE Group Holdings Ltd.	614,004	268,235
Sunac China Holdings Ltd.	51,000	215,837
		484,072
		14,103,172

See notes to financial statements.

5

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Colombia (0.6%):
Financials (0.6%):
Bancolombia SA, ADR	9,210	$242,315
Greece (0.8%):
Communication Services (0.4%):
Hellenic Telecommunications Organization SA	11,444	154,572
Financials (0.4%):
National Bank of Greece SA (a)	114,021	161,336
		315,908
Hong Kong (4.1%):
Consumer Discretionary (0.5%):
Geely Automobile Holdings Ltd.	128,000	203,365
Consumer Staples (0.6%):
Hengan International Group Co. Ltd.	29,500	232,207
Energy (0.8%):
Kunlun Energy Co. Ltd.	468,000	306,514
Health Care (0.6%):
Sino Biopharmaceutical Ltd.	109,000	205,448
Information Technology (0.5%):
Kingboard Laminates Holdings Ltd.	173,000	174,837
Real Estate (1.1%):
Shimao Group Holdings Ltd.	91,500	391,197
		1,513,568
India (9.2%):
Consumer Discretionary (0.2%):
Aditya Birla Fashion and Retail Ltd. (a)	39,886	66,258
Consumer Staples (1.0%):
Hindustan Unilever Ltd.	9,761	282,217
Varun Beverages Ltd.	11,522	104,113
		386,330
Energy (2.6%):
Petronet LNG Ltd.	80,498	275,504
Reliance Industries Ltd.	30,556	695,086
		970,590
Financials (2.1%):
Axis Bank Ltd.	26,741	144,672
Cholamandalam Investment and Finance Co. Ltd.	65,514	164,334
Housing Development Finance Corp. Ltd.	13,729	319,250
Multi Commodity Exchange of India Ltd.	8,586	146,188
		774,444

See notes to financial statements.

6

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (0.9%):
Dr. Reddy's Laboratories Ltd.	3,431	$179,727
Sanofi India Ltd.	1,681	175,373
		355,100
Information Technology (1.3%):
HCL Technologies Ltd.	34,050	251,303
Infosys Technologies Ltd., ADR	23,445	226,479
		477,782
Materials (1.1%):
Asian Paints Ltd.	7,264	162,413
Vedanta Ltd.	174,574	249,418
		411,831
		3,442,335
Indonesia (0.7%):
Financials (0.7%):
PT Bank Negara Indonesia (Persero) Tbk	750,800	243,867
Korea, Republic Of (13.0%):
Communication Services (0.6%):
NAVER Corp.	1,056	237,592
Consumer Discretionary (1.6%):
F&F Co. Ltd.	1,996	154,018
Hyundai Mobis Co. Ltd.	1,421	228,108
Kia Motors Corp.	7,776	210,136
		592,262
Consumer Staples (0.9%):
GS Retail Co. Ltd.	4,348	132,868
Orion Corp.	1,639	183,494
		316,362
Financials (1.8%):
DB Insurance Co. Ltd.	5,661	203,044
Hana Financial Group, Inc.	12,139	276,081
Samsung Securities Co. Ltd.	8,239	182,150
		661,275
Health Care (0.7%):
Celltrion, Inc. (a)	1,066	272,841
Industrials (0.9%):
Samsung Engineering Co. Ltd. (a)	11,550	119,042
SK Holdings Co. Ltd.	927	225,458
		344,500

See notes to financial statements.

7

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Information Technology (6.2%):
Samsung Electro-Mechanics Co. Ltd.	2,448	$265,595
Samsung Electronics Co. Ltd.	34,125	1,510,695
SK Hynix, Inc.	7,360	525,515
		2,301,805
Materials (0.3%):
SK Materials Co. Ltd.	748	124,969
		4,851,606
Isle of Man (0.5%):
Real Estate (0.5%):
NEPI Rockcastle PLC	35,666	183,061
Malaysia (0.5%):
Health Care (0.5%):
Top Glove Corp. Bhd	53,000	200,135
Mexico (2.1%):
Consumer Staples (0.5%):
Arca Continental SAB de CV	41,032	179,901
Financials (0.3%):
Gentera SAB de CV	244,705	117,246
Industrials (0.9%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	24,017	126,810
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)	5,580	207,297
		334,107
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV	105,134	156,014
		787,268
Peru (0.6%):
Financials (0.6%):
Credicorp Ltd.	1,696	226,704
Philippines (1.1%):
Financials (1.1%):
BDO Unibank, Inc.	144,210	284,623
Metropolitan Bank & Trust Co.	165,000	123,288
		407,911
Russian Federation (1.1%):
Energy (0.8%):
Rosneft Oil Co. PJSC, GDR	58,663	294,823

See notes to financial statements.

8

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
MMC Norilsk Nickel PJSC, ADR	4,547	$119,723
		414,546
Saudi Arabia (0.7%):
Consumer Discretionary (0.3%):
Leejam Sports Co. JSC	6,521	101,741
Industrials (0.4%):
Saudi Industrial Services Co.	27,020	150,323
		252,064
South Africa (2.3%):
Communication Services (1.2%):
Naspers Ltd., Class N	2,441	448,823
Financials (0.6%):
Nedbank Group Ltd.	39,812	233,545
Materials (0.5%):
Gold Fields Ltd., ADR	18,790	176,626
		858,994
Taiwan (11.6%):
Consumer Discretionary (0.6%):
Hotai Motor Co. Ltd.	10,000	239,845
Financials (1.8%):
Chailease Holding Co. Ltd.	67,486	287,791
Yuanta Financial Holding Co. Ltd.	649,000	386,363
		674,154
Health Care (0.7%):
TaiDoc Technology Corp.	13,000	121,100
Universal Vision Biotechnology Co. Ltd.	23,000	136,068
		257,168
Industrials (0.4%):
Sunonwealth Electric Machine Industry Co. Ltd.	75,000	131,475
Information Technology (8.1%):
Compeq Manufacturing Co. Ltd.	206,000	336,341
Formosa Sumco Technology Corp.	37,000	172,720
Hon Hai Precision Industry Co. Ltd.	192,000	563,923
Macronix International	337,000	357,484
Taiwan Semiconductor Manufacturing Co. Ltd.	148,259	1,583,845
		3,014,313
		4,316,955

See notes to financial statements.

9

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Thailand (0.5%):
Industrials (0.5%):
Gunkul Engineering PCL (b)	2,209,800	$186,779
Turkey (1.5%):
Communication Services (0.6%):
Turk Telekomunikasyon A/S	182,373	216,174
Consumer Discretionary (0.5%):
Tofas Turk Otomobil Fabrikasi A/S	49,435	192,652
Utilities (0.4%):
Enerjisa Enerji A/S (d)	128,332	161,254
		570,080
United Arab Emirates (0.6%):
Financials (0.6%):
Emirates NBD Bank PJSC	91,867	223,826
United Kingdom (1.3%):
Materials (1.3%):
Anglo American PLC	12,930	298,029
Antofagasta PLC	17,041	197,206
		495,235
Total Common Stocks (Cost $31,099,001)		36,058,330
Preferred Stocks (1.0%)
Brazil (1.0%):
Consumer Discretionary (0.6%):
Lojas Americanas SA	37,100	219,576
Industrials (0.4%):
Randon SA Implementos e Participacoes	77,800	137,508
		357,084
Total Preferred Stocks (Cost $312,736)		357,084
Rights (0.0%)
India (0.0%):
Consumer Discretionary (0.0%):
Aditya Birla Fashion and Retail Ltd., Expires 7/23/20 (a) (e) (f)	4,952	—
Total Rights (Cost $—)		—

See notes to financial statements.

10

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.3%)
United States (1.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (g)	8,414	$8,414
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (g)	254,660	254,660
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (g)	58,512	58,512
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (g)	33,482	33,482
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (g)	150,542	150,542
Total Collateral for Securities Loaned (Cost $505,610)		505,610
Total Investments (Cost $31,917,347) — 98.8%		36,921,024
Other assets in excess of liabilities — 1.2%		437,668
NET ASSETS — 100.00%		$37,358,692

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $626,294 and amounted to 1.7% of net assets.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.05% of the Fund's net assets as of June 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(g)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory Sophus Emerging Markets VIP Series
ASSETS:
Investments, at value (Cost $31,917,347)	$36,921,024	(a)
Foreign currency, at value (Cost $20,544)	20,581
Cash and cash equivalents	693,320
Receivables:
Interest and dividends	184,972
Capital shares issued	178,615
Investments sold	22,784
Reclaims	521
From Adviser	10,352
Prepaid expenses	1,375
Total Assets	38,033,544
LIABILITIES:
Payables:
Collateral received on loaned securities	505,610
Investments purchased	99,512
Capital shares redeemed	6,812
Accrued expenses and other payables:
Investment advisory fees	30,269
Administration fees	1,822
Custodian fees	10,417
Transfer agent fees	41
Compliance fees	32
Other accrued expenses	20,337
Total Liabilities	674,852
NET ASSETS:
Capital	31,624,062
Total distributable earnings/(loss)	5,734,630
Net Assets	$37,358,692
Shares (unlimited shares authorized with a par value of $0.001 per share):	2,682,042
Net asset value:	$13.93

(a)  Includes $486,028 of securities on loan.

See notes to financial statements.

12

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory Sophus Emerging Markets VIP Series
Investment Income:
Dividends	$374,587
Interest	929
Securities lending (net of fees)	905
Foreign tax withholding	(31,476)
Total Income	344,945
Expenses:
Investment advisory fees	186,506
Administration fees	11,396
Sub-Administration fees	7,462
Custodian fees	32,686
Transfer agent fees	149
Trustees' fees	1,866
Compliance fees	162
Legal and audit fees	15,230
Other expenses	20,189
Total Expenses	275,646
Expenses waived/reimbursed by Adviser	(24,140)
Net Expenses	251,506
Net Investment Income (Loss)	93,439
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(291,386)
Foreign refunds (taxes) on realized gains	(9,017)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(4,941,918)
Net change in accrued foreign taxes on unrealized gains	(13,213)
Net realized/unrealized losses on investments	(5,255,534)
Change in net assets resulting from operations	$(5,162,095)

See notes to financial statements.

13

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets VIP Series
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$93,439	$832,981
Net realized gains (losses) from investments	(300,403)	354,949
Net change in unrealized appreciation/depreciation on investments	(4,955,131)	7,846,336
Change in net assets resulting from operations	(5,162,095)	9,034,266
Change in net assets resulting from distributions to shareholders	—	(2,706,474)
Change in net assets resulting from capital transactions	(2,050,165)	(4,141,635)
Change in net assets	(7,212,260)	2,186,157
Net Assets:
Beginning of period	44,570,952	42,384,795
End of period	$37,358,692	$44,570,952
Capital Transactions:
Proceeds from shares issued	$932,729	$1,667,106
Distributions reinvested	—	2,706,474
Cost of shares redeemed	(2,982,894)	(8,515,215)
Change in net assets resulting from capital transactions	$(2,050,165)	$(4,141,635)
Share Transactions:
Issued	71,355	111,672
Reinvested	—	174,181
Redeemed	(222,717)	(571,160)
Change in Shares	(151,362)	(285,307)

See notes to financial statements.

14

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15

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Capital Contribution from Prior Custodian, Net (See Note 8)
Victory Sophus Emerging Markets VIP Series
Six Months Ended 6/30/20 (unaudited)	$15.73	0.03	(1.83)	(1.80)	—	—	—	—
Year Ended 12/31/19	$13.59	0.29	2.85	3.14	(0.16)	(0.84)	(1.00)	—
Year Ended 12/31/18	$18.79	0.20	(3.79)	(3.59)	(0.14)	(1.47)	(1.61)	—
Year Ended 12/31/17	$13.26	0.17	5.51	5.68	(0.15)	—	(0.15)	—
Year Ended 12/31/16	$11.99	0.12	1.14	1.26	(0.12)	—	(0.12)	0.13
Year Ended 12/31/15	$13.81	0.13	(1.89)	(1.76)	(0.06)	—	(0.06)	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.95% for the period shown. (See Note 8)

See notes to financial statements.

16

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return*(b)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory Sophus Emerging Markets VIP Series
Six Months Ended 6/30/20 (unaudited)	$13.93	(11.44)%		1.35%	0.50%	1.48%	$37,359	49%
Year Ended 12/31/19	$15.73	23.28%		1.35%	1.93%	1.40%	$44,571	91%
Year Ended 12/31/18	$13.59	(18.97)%		1.34%	1.12%	1.34%	$42,385	105%
Year Ended 12/31/17	$18.79	42.88%		1.33%	1.03%	1.33%	$62,550	99%
Year Ended 12/31/16	$13.26	11.57	%(e)	1.34%	0.98%	1.35%	$48,634	102%
Year Ended 12/31/15	$11.99	(12.74)%		1.35%	0.92%	1.35%	$48,426	123%

See notes to financial statements.

17

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory Sophus Emerging Markets VIP Series (the "Fund"), a series of the Trust, offers a single class of shares: Class I Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

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Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3		Total
Common Stocks	$8,060,633	$27,997,697	$—		$36,058,330
Preferred Stocks	357,084	—	—		357,084
Rights	—	—	—	(a)	—
Collateral for Securities Loaned	505,610	—	—		505,610
Total	$8,923,327	$27,997,697	$—	(a)	$36,921,024

(a)  Zero market value.

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2020, the Fund had no open forward foreign exchange currency contracts.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
$486,028	$486,028	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statement of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investments and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows for the Fund:

Purchases	Sales
$18,189,475	$20,503,568

For the six months ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 1.00% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 1.35%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as Recoupment of prior expenses waived/reimbursed by Adviser. As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

Expires December 31, 2022	Expires December 31, 2023	Total
$22,632	$24,140	$46,772

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to foreign securities risk. Foreign securities are (including ADRs and other depository receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

The Fund is subject to emerging market risk. Risk of investment in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards and less developed legal systems.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7. Federal Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
GIAC*	99.4	%*

*  The Guardian Insurance & Annuity Company, Inc. ("GIAC") is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The amount represents indirect interests of variable annuity contract holders or variable life policyholders.

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Victory Variable Insurance Funds	Supplemental Information June 30, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20-6/30/20*	Hypothetical Expenses Paid During Period 1/1/20-6/30/20*	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$885.60	$1,018.15	$6.33	$6.77	1.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SEMVIP-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory Variable Insurance Funds

Diversified Stock Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objectives & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information
Proxy Voting and Portfolio Holdings Information	17
Expense Examples	17
Liquidity Risk Management Program	18
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

Victory Variable Insurance Funds  June 30, 2020

(Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: Victory Variable Insurance Diversified Stock Fund seeks to provide long-term growth of capital.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

Victory Variable Insurance Funds  Schedule of Portfolio Investments

Diversified Stock Fund  June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.7%):
Communication Services (10.5%):
Alphabet, Inc., Class C (a)	768	$1,085
Charter Communications, Inc., Class A (a) (b)	451	231
Comcast Corp. Class A	3,624	141
Facebook, Inc., Class A (a)	2,483	564
Netflix, Inc. (a)	343	156
Nexstar Media Group, Inc., Class A	1,798	150
T-Mobile U.S., Inc. (a)	3,465	361
		2,688
Consumer Discretionary (13.4%):
Amazon.com, Inc. (a)	528	1,457
Boyd Gaming Corp.	12,947	270
D.R. Horton, Inc.	2,579	143
Dollar General Corp.	2,150	409
LGI Homes, Inc. (a)	2,101	185
Marriott Vacations Worldwide Corp.	1,116	92
Meritage Homes Corp. (a)	2,492	190
Skechers USA, Inc., Class A (a)	6,161	193
Target Corp.	1,522	183
TopBuild Corp. (a)	1,354	154
Tractor Supply Co.	1,215	160
		3,436
Consumer Staples (6.3%):
Kimberly-Clark Corp.	2,215	314
PepsiCo, Inc.	2,521	333
Philip Morris International, Inc.	3,187	223
The Kroger Co.	9,337	316
The Procter & Gamble Co.	2,058	246
Walmart, Inc.	1,621	194
		1,626
Energy (1.5%):
Chevron Corp.	1,256	112
Phillips 66	1,894	137
Valero Energy Corp.	2,164	127
		376
Financials (7.5%):
Ameriprise Financial, Inc.	2,256	338
Citigroup, Inc.	4,437	227
Essent Group Ltd.	6,136	223
Flagstar Bancorp, Inc.	7,217	212
JPMorgan Chase & Co.	2,331	219
NMI Holdings, Inc., Class A (a)	10,240	165
Primerica, Inc.	3,105	362
Western Alliance Bancorp	4,511	171
		1,917

See notes to financial statements.
3

Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Diversified Stock Fund  June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (16.0%):
AbbVie, Inc.	5,722	$561
Amgen, Inc.	918	217
Bristol-Myers Squibb Co.	6,786	399
Charles River Laboratories International, Inc. (a)	2,143	373
Cigna Corp.	1,679	315
ICON PLC (a)	1,880	317
Medtronic PLC	952	87
Merck & Co., Inc.	5,209	403
Pfizer, Inc.	6,854	224
Regeneron Pharmaceuticals, Inc. (a)	418	261
Stryker Corp.	722	130
Syneos Health, Inc. (a)	3,683	215
UnitedHealth Group, Inc.	1,989	587
		4,089
Industrials (6.7%):
Federal Signal Corp.	7,863	234
Kansas City Southern	1,586	237
L3Harris Technologies, Inc.	1,514	257
Lockheed Martin Corp.	1,097	401
Old Dominion Freight Line, Inc.	852	144
UFP Industries, Inc.	5,420	268
XPO Logistics, Inc. (a)	2,239	173
		1,714
Information Technology (30.6%):
Adobe, Inc. (a)	909	396
Advanced Micro Devices, Inc. (a)	2,559	135
Akamai Technologies, Inc. (a)	1,554	166
Apple, Inc.	4,297	1,568
Booz Allen Hamilton Holdings Corp.	3,566	277
Broadcom, Inc.	1,575	497
CDW Corp.	1,251	145
Cisco Systems, Inc.	3,960	185
EPAM Systems, Inc. (a)	1,205	304
Fiserv, Inc. (a)	3,164	310
Leidos Holdings, Inc.	2,501	234
Lumentum Holdings, Inc. (a)	2,671	217
Mastercard, Inc., Class A	475	140
Microsoft Corp.	9,113	1,854
NVIDIA Corp.	1,556	591
Oracle Corp.	3,355	185
Salesforce.com, Inc. (a)	1,428	268
ServiceNow, Inc. (a)	418	169
Visa, Inc., Class A	1,006	194
		7,835
Materials (1.9%):
Berry Global Group, Inc. (a)	5,883	260
Silgan Holdings, Inc.	6,840	222
		482

See notes to financial statements.
4

Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Diversified Stock Fund  June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (1.3%):
American Tower Corp.	872	$225
CBRE Group, Inc., Class A (a)	2,536	115
		340
Total Common Stocks (Cost $18,634)		24,503
Rights (0.0%): (c)
Communication Services (0.0%): (c)
T-Mobile U.S., Inc., Expires 7/28/20 (a)	3,465	1
Total Rights (Cost $—)		1
Exchange-Traded Funds (3.0%):
SPDR S&P 500 ETF Trust	2,494	769
Total Exchange-Traded Funds (Cost $659)		769
Collateral for Securities Loaned^ (0.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (d)	1,729	2
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (d)	52,337	52
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (d)	12,025	12
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (d)	6,881	7
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (d)	30,939	31
Total Collateral for Securities Loaned (Cost $104)		104
Total Investments (Cost $19,397) — 99.1%		25,377
Other assets in excess of liabilities — 0.9%		234
NET ASSETS — 100.0%		$25,611

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2020.

PLC — Public Liability Company

ETF — Exchange-Traded Fund

See notes to financial statements.
5

  Statement of Assets and Liabilities

Victory Variable Insurance Funds  June 30, 2020

(Amounts in Thousands, Except for Share Amounts)  (Unaudited)

	Victory Variable Insurance Diversified Stock Fund
ASSETS:
Investments, at value (Cost $19,397)	$25,377	(a)
Cash and cash equivalents	353
Receivables:
Dividends	17
From Adviser	2
Prepaid expenses	1
Total Assets	25,750
LIABILITIES:
Payables:
Collateral received on loaned securities	104
Capital shares redeemed	3
Accrued expenses and other payables:
Investment advisory fees	6
Administration fees	1
Contract owner fees	10
Transfer agent fees	—	(b)
Compliance fees	—	(b)
12b-1 fees	3
Other accrued expenses	12
Total Liabilities	139
NET ASSETS:
Capital	19,724
Total distributable earnings/(loss)	5,887
Net Assets	$25,611
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	2,237
Net asset value, offering price & redemption price per share (c)	$11.45

(a)  Includes $102 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.
6

  Statement of Operations

Victory Variable Insurance Funds  For the Six Months Ended June 30, 2020

(Amounts in Thousands)  (Unaudited)

Victory Variable Insurance Diversified Stock Fund
Investment Income:
Interest	$1
Dividends	185
Securities lending (net of fees)	1
Total Income	187
Expenses:
Investment advisory fees	38
Administration fees	8
Sub-Administration fees	7
Printing fees	8
Contract owner fees	31
12b-1 fees	32
Custodian fees	1
Transfer agent fees	— (a)
Trustees' fees	1
Compliance fees	— (a)
Legal and audit fees	5
Other expenses	4
Total Expenses	135
Expenses waived/reimbursed by Adviser	(2)
Net Expenses	133
Net Investment Income (Loss)	54
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(1,612)
Net change in unrealized appreciation/depreciation on investment securities	(413)
Net realized/unrealized gains (losses) on investments	(2,025)
Change in net assets resulting from operations	$(1,971)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.
7

Victory Variable Insurance Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Variable Insurance Diversified Stock Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income	$54	$149
Net realized gains (losses) from investments	(1,612)	1,600
Net change in unrealized appreciation/depreciation on investments	(413)	5,670
Change in net assets resulting from operations	(1,971)	7,419
Change in net assets resulting from distributions to shareholders	(75)	(1,827)
Change in net assets resulting from capital transactions	(1,961)	(4,104)
Change in net assets	(4,007)	1,488
Net Assets:
Beginning of period	29,618	28,130
End of period	$25,611	$29,618
Capital Transactions:
Proceeds from shares issued	$674	$275
Dividends reinvested	75	1,827
Cost of shares redeemed	(2,710)	(6,206)
Change in net assets resulting from capital transactions	$(1,961)	$(4,104)
Share Transactions:
Issued	69	23
Reinvested	8	150
Redeemed	(243)	(523)
Change in Shares	(166)	(350)

See notes to financial statements.
8

This page is intentionally left blank.

Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Variable Insurance Diversified Stock Fund
Six Months Ended June 30, 2020 (unaudited)	$12.32	0.02	(d)	(0.86)	(0.84)	(0.03)	—
Year Ended December 31, 2019	$10.22	0.06	(d)	2.82	2.88	(0.06)	(0.72)
Year Ended December 31, 2018	$14.91	0.07	(d)	(2.07)	(2.00)	(0.06)	(2.63)
Year Ended December 31, 2017	$12.03	0.09	(d)	3.08	3.17	(0.09)	(0.20)
Year Ended December 31, 2016	$12.75	0.13	(d)	0.37	0.50	(0.13)	(1.09)
Year Ended December 31, 2015	$15.15	0.09		(0.53)	(0.44)	(0.09)	(1.87)

(a)  Not annualized for periods less than one year.

(b)  Total returns do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.
10

Victory Variable Insurance Funds  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
Victory Variable Insurance Diversified Stock Fund
Six Months Ended June 30, 2020 (unaudited)	(0.03)	$11.45	(6.74)%	1.04%	0.43%	1.05%	$25,611	52%
Year Ended December 31, 2019	(0.78)	$12.32	28.39%	0.99%	0.50%	0.99%	$29,618	113%
Year Ended December 31, 2018	(2.69)	$10.22	(13.30)%	0.96%	0.50%	0.96%	$28,130	114%
Year Ended December 31, 2017	(0.29)	$14.91	26.45%	0.94%	0.68%	0.94%	$38,877	138%
Year Ended December 31, 2016	(1.22)	$12.03	3.90%	1.08%	1.06%	1.08%	$33,987	86%
Year Ended December 31, 2015	(1.96)	$12.75	(3.11)%	1.14%	0.56%	1.14%	$38,441	78%
See notes to financial statements.
11

  Notes to Financial Statements

Victory Variable Insurance Funds  June 30, 2020

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Victory Variable Insurance Diversified Stock Fund (the "Fund"), a series of the Trust, offers a single class of shares: Class A Shares. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The accompanying financial statements are those of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands).

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Common Stocks	$24,503	$—	$—	$24,503
Rights	1	—	—	1
Exchange-Traded Funds	769	—	—	769
Collateral for Securities Loaned	104	—	—	104
Total	$25,377	$—	$—	$25,377

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

12

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2020

  (Unaudited)

Investment Companies:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$102	$102	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed on the Statement of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

13

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2020

  (Unaudited)

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows (amounts in thousands):

Purchases	Sales
$13,224	$15,511

For the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.30% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Fund to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statement of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Trust's Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor

14

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2020

  (Unaudited)

may pay a 12b-1 fee to life insurance companies for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Fund, which services are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies. The Distributor re-allowed all except for approximately $1 thousand to life insurance companies to provide these services.

The Fund has entered into Contract Owner Administrative Services Agreements with certain contract owner servicing agents. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Fund, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)

Effective May 1, 2020, the Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 1.02%. The expense limit became effective May 1, 2020. There was no expense limit prior to May 1, 2020.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund is subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

15

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2020

  (Unaudited)

6.  Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Interfund lending income.

The Fund did not utilize the Facility during the six months ended June 30, 2020.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

During the year ended December 31, 2019, the Fund did not utilize any capital loss carryforwards, and at December 31, 2019, the Fund had no capital loss carryforwards for federal income tax purposes.

8.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund. Shareholders of record may hold Fund shares for the benefit of their customers.

Shareholder	Percent
NYLIAC	89.0%

16

  Supplemental Information

Victory Variable Insurance Funds  June 30, 2020

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period* 1/1/20-6/30/20	Hypothetical Expenses Paid During Period* 1/1/20-6/30/20	Annualized Expense Ratio During Period 1/1/20-6/30/20
$1,000.00	$932.60	$1,019.69	$5.00	$5.22	1.04%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

17

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2020

(Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

18

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Visit our web site at: www.vcm.com	Call Victory at: 800-539-FUND (800-539-3863)

VF-VIDS-SAR (6/20)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Victory Variable Insurance Funds

By (Signature and Title)*   /s/ Allan Shaer

Allan Shaer, Principal Financial Officer

Date   August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Christopher K. Dyer

Christopher K. Dyer, Principal Executive Officer

Date    August 27, 2020__________________

By (Signature and Title)*     /s/ Allan Shaer

Allan Shaer, Principal Financial Officer

Date August 27, 2020________________________